SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT (No. 2-84776)
     UNDER THE SECURITIES ACT OF 1933                             [X]

     Pre-Effective Amendment No.                                  [ ]

     Post-Effective Amendment No. 44                              [X]

                                       and

REGISTRATION STATEMENT (No. 811-3785)
     UNDER THE INVESTMENT COMPANY ACT OF 1940                     [X]

     Amendment No. 44                                             [X]


FIDELITY ADVISOR SERIES I
(Exact Name of Registrant as Specified in Charter)

82 DEVONSHIRE ST., BOSTON, MASSACHUSETTS 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
BOSTON, MASSACHUSETTS 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

     (  ) immediately upon filing pursuant to paragraph (b).
     (  ) on (                               ) pursuant to paragraph (b).
     (  ) 60 days after filing pursuant to paragraph (a)(1).
     (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
     (X ) 75 days after filing pursuant to paragraph (a)(2).
     (  ) on (             ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           Fidelity Advisor Series I:
        Fidelity Advisor Small Cap Fund Institutional Class Prospectus
                              Cross Reference Sheet

 Form N-1A
Item Number                          Prospectus Section
-----------                          ------------------
  1          .........Cover Page
  2     a    .........Expenses
        b, c .........*
  3     a    .........*
        b    .........*
        c    .........*
        d    .........*
  4     a    i........Charter
             ii.......Investment Principles and Risks; Securities and
                      Investment Practices
        b    .........Investment Principles and Risks; Securities and
                      Investment Practices
        c    .........Who May Want to Invest; Investment Principles and Risks
  5     a    .........Charter
        b    i........Charter
             ii.......Charter
             iii......Expenses; Breakdown of Expenses
        c    .........Charter
        d    .........Charter; Breakdown of Expenses
        e    .........Charter; Breakdown of Expenses
        f    .........Expenses; Breakdown of Expenses
        g    i........Charter
             ii.......*
  5A         .........*
  6     a    i........Charter
             ii.......How to Buy Shares; How to Sell Shares; Transaction
                      Details; Exchange Restrictions
             iii......Charter
        b    .........Charter
        c    .........Transactions Details; Exchange Restrictions
        d    .........Who May Want to Invest
        e    .........Cover Page; How to Buy Shares; How to Sell Shares;
                      Investor Services
        f, g .........Dividends, Capital Gains, and Taxes
        h    .........Who May Want to Invest
  7     a    .........Cover Page; Charter
        b    .........How to Buy Shares; Transaction Details
        c    .........*
        d    .........How to Buy Shares
        e    .........*
        f    .........Breakdown of Expenses
        g    .........*
  8          .........How to Sell Shares; Transaction Details; Exchange
                      Restrictions
  9          .........*
--------------
* Not Applicable

                           Fidelity Advisor Series I:
    Fidelity Advisor Small Cap Fund Class A, Class T, Class B and Class C
                                   Prospectus
                              Cross Reference Sheet

 Form N-1A
Item Number                          Prospectus Section
-----------                          ------------------
  1          ........ Cover Page
  2     a    ........ Expenses
        b, c ........ Contents; Who May Want to Invest
  3     a    ........ *
        b    ........ *
        c    ........ *
        d    ........ *
  4     a    i....... Charter
             ii...... Investment Principles and Risks; Securities and
                      Investment Practices
        b    ........ Investment Principles and Risks; Securities and
                      Investment Practices
        c    ........ Who May Want to Invest; Investment Principles and Risks
  5     a    ........ Charter
        b    i....... Charter
             ii...... Charter
             iii..... Expenses; Breakdown of Expenses
        c    ........ Charter
        d    ........ Charter; Breakdown of Expenses
        e    ........ Charter; Breakdown of Expenses
        f    ........ Expenses; Breakdown of Expenses
        g    i....... Charter
             ii...... *
  5A         ........ *
  6     a    i....... Charter
             ii...... How to Buy Shares; How to Sell Shares; Transaction
                      Details; Exchange Restrictions
             iii..... Charter
        b    ........ Charter
        c    ........ Transaction Details; Exchange Restrictions
        d    ........ Who May Want to Invest
        e    ........ Cover Page; How to Buy Shares; How to Sell Shares;
                      Investor Services
        f, g ........ Dividends, Capital Gains, and Taxes
        h    ........ Who May Want to Invest
  7     a    ........ Cover Page; Charter
        b    ........ How to Buy Shares; Transaction Details
        c    ........ Sales Charge Reductions and Waivers
        d    ........ How to Buy Shares
        e    ........ *
        f    ........ Expenses; Breakdown of Expenses
        g    ........ Expenses; Transaction Details
  8          ........ How to Sell Shares; Investor Services; Transaction
                      Details; Exchange Restrictions
  9          ........ *

--------------
* Not Applicable

                          Fidelity Advisor Series I:
                       Fidelity Advisor Small Cap Fund
         Class A, Class T, Class B, Class C, and Institutional Class
                      Statement of Additional Information
                            Cross Reference Sheet

Form N-1A Item Number     Statement of Additional Information Section
---------------------     -------------------------------------------

10....................    Cover Page
11....................    Cover Page
12....................    Description of the Trust
13 a-c................    Investment Policies and Limitations
   d..................    Portfolio Transactions
14 a-c................    Trustees and Officers
15 a-c................    Trustees and Officers
16 a i................    FMR
     ii...............    Trustees and Officers
     iii..............    Management Contract
   b..................    Management Contract
   c..................    *
   d..................    Contracts with FMR Affiliates
   e..................    *
   f..................    Distribution and Service Plans
   g..................    *
   h..................    Description of the Trust
   i..................    Contracts with FMR Affiliates
17 a..................    Portfolio Transactions
   b..................    *
   c..................    Portfolio Transactions
   d..................    *
   e..................    *
18 a..................    Description of the Trust
   b..................    *
19 a..................    Additional Purchase, Exchange, and
                          Redemption Information
   b..................    Valuation; Additional Purchase, Exchange,
                          and Redemption Information
   c..................    *
20....................    Distributions and Taxes
                          Contracts with FMR Affiliates;
21 a..................    Distribution and Service Plans
   b..................    *
   c..................    *
22 a..................    *
   b..................    *
23....................    *
-------------
*Not Applicable

SUBJECT   TO   COMPLETION.   PRELIMINARY
PROSPECTUS    DATED   JUNE   23,   1998.     FIDELITY(REGISTERED) ADVISOR
INFORMATION  CONTAINED HEREIN IS SUBJECT     SMALL CAP FUND
TO   COMPLETION    OR    AMENDMENT.    A     CLASS A, CLASS T, CLASS B
REGISTRATION STATEMENT RELATING TO THESE     AND CLASS C
SECURITIES   HAS  BEEN  FILED  WITH  THE     Fund 294 - Class A
SECURITIES   AND  EXCHANGE   COMMISSION.     Fund 296 - Class B
THESE SECURITIES MAY NOT BE SOLD NOR MAY     Fund 297 - Class C
OFFERS TO BUY BE  ACCEPTED  PRIOR TO THE     Fund 299 - Class T
TIME THE REGISTRATION  STATEMENT BECOMES     A FUND OF FIDELITY ADVISOR SERIES I
EFFECTIVE.  THIS  PROSPECTUS  SHALL  NOT
CONSTITUTE  AN  OFFER  TO  SELL  OR  THE
SOLICITATION  OF AN  OFFER  TO  BUY  NOR
SHALL   THERE   BE  ANY  SALE  OF  THESE
SECURITIES  IN ANY  STATE IN WHICH  SUCH
OFFER,  SOLICITATION  OR SALE  WOULD  BE
UNLAWFUL   PRIOR  TO   REGISTRATION   OR
QUALIFICATION  UNDER THE SECURITIES LAWS
OF ANY SUCH STATE.

Please read this prospectus before
investing, and keep it on file for
future reference. It contains important
information, including how the fund
invests and the services available to
shareholders.

To learn more about the fund and its
investments, you can obtain a copy of
the fund's Statement of Additional
Information (SAI) dated September 6,
1998. The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet
Web site (http://www.sec.gov). The SAI
is incorporated herein by reference
(legally forms a part of the
prospectus). For a free copy of either
document, contact Fidelity Distributors
Corporation (FDC), 82 Devonshire Street,
Boston, MA 02109, or your investment
professional.


MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT       PROSPECTUS
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE           September 6, 1998
SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION,
NOR HAS THE SECURITIES AND EXCHANGE          [GRAPHIC: COMPANY LOGO](REGISTERED)
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY             82 Devonshire Street Boston,
REPRESENTATION TO THE CONTRARY IS A          MA 02109
CRIMINAL OFFENSE.


ASCF-pro-0898

CONTENTS


KEY FACTS                      3   WHO MAY WANT TO INVEST

                               4   EXPENSES   Each  class's   sales  charge
                                   (load)   and   its   yearly    operating
                                   expenses.

                               5   PERFORMANCE

THE FUND IN DETAIL             6   CHARTER How the fund is organized.

                               7   INVESTMENT   PRINCIPLES  AND  RISKS  The
                                   fund's overall approach to investing.

                               10  BREAKDOWN  OF  EXPENSES  How   operating
                                   costs  are   calculated  and  what  they
                                   include.

YOUR ACCOUNT                   12  TYPES OF ACCOUNTS  Different ways to set
                                   up     your      account,      including
                                   tax-advantaged retirement plans.

                               13 HOW TO BUY SHARES Opening an account and making additional investments.

                               16 HOW TO SELL SHARES Taking money out and closing your account.

                               18 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND                20  DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES
                               22  TRANSACTION DETAILS Share price calculations
                                   and the timing of purchases and redemptions.

                               25  EXCHANGE RESTRICTIONS

                               26  SALES CHARGE REDUCTIONS AND WAIVERS


PROSPECTUS                         2

KEY FACTS

WHO MAY WANT TO INVEST

Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice.

The fund is designed for those who want to focus on small capitalization stocks in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock. The fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.

The value of the fund's investments varies from day to day, generally reflecting changes in market conditions, interest rates, and other company, political, and economic news both here and abroad. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

The fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 26, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.

The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.

In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Transaction Details," page 22, and "Sales Charge Reductions and Waivers," page 26, for sales charge reduction and waiver information.

If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 will

PROSPECTUS                             3
not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page 22, for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of seven years for the fund. Class C shares do not convert to another class of shares. See "Transaction Details," page 22, for conversion information.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of the fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page 22, for an explanation of how and when these charges apply.

A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase. See "Transaction Details," page 22, for information about the CDSC.

                   Class A   Class T    Class B   Class C
Maximum sales      5.75%     3.50%      None      None
charge (as a %
of offering
price) on
purchases of
Small Cap

Maximum CDSC (as   None[A]   None[A]    5.00%[B]  1.00%[C]
a % of the
lesser of
original
purchase price
or redemption
proceeds)

Sales charge on    None      None       None      None
reinvested
distributions

Annual account     $12.00    $12.00     $12.00    $12.00
maintenance fee
(for accounts
under $2,500)

[A] A contingent deferred sales charge of 0.25% is assessed on certain redemptions of Class A and Class T shares on which a finder's fee was paid. See "Transaction Details", page 22.
[B] Declines over 6 years from 5.00% to 0%.
[C] On Class C shares redeemed within 1 year of purchase.

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.

12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the fund to FDC for services and expenses incurred in connection with providing personal service and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page
10).


PROSPECTUS                             4

The following figures are based on estimated expenses of Class A, Class T, Class B and Class C of the fund and are calculated as a percentage of average net assets of Class A, Class T, Class B and Class C of the fund.

































PROSPECTUS                             4A

                       Class A   Class T  Class B  Class C
Management Fee           0.74%    0.74%    0.74%    0.74%


12b-1 fee (including     0.25%    0.50%    1.00%    1.00%
0.25% Shareholder
Service fee for
Class B and Class C
shares)

Other expenses           0.64%    0.60%    0.62%    0.62%


Total operating          1.63%    1.84%    2.36%    2.36%
expenses

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

SMALL CAP
                 1 Year             3 Years
             (1)        (2)       (1)        (2)
Class A      $ 73                 $106
Class T      $ 53                 $ 91
Class B      $ 74[A]    $ 24      $104[A]    $ 74
Class C      $ 34[A]    $ 24      $ 74       $ 74
[A] Reflects deduction of applicable CDSC.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

CLASS A                 EFFECTIVE DATE
1.75%                   September 6, 1998
CLASS T                 EFFECTIVE DATE
2.00%                   September 6, 1998
CLASS B                 EFFECTIVE DATE
2.50%                   September 6, 1998
CLASS C                 EFFECTIVE DATE
2.50%                   September 6, 1998

PERFORMANCE

Mutual fund performance is commonly measured as TOTAL RETURN.

Performance history will be available for the fund after the fund has been in operation for six months.

TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.



PROSPECTUS                           5

RUSSELL 2000 INDEX is an unmanaged index of 2,000 small company stocks.

Unlike each class's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.

Other illustrations of fund performance may show moving averages over specified periods.

The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.


THE FUND IN DETAIL

CHARTER

ADVISOR SMALL CAP IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of


PROSPECTUS                             6

Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983.

THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.

THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.

FMR AND ITS AFFILIATES

Fidelity Investments(REGISTERED) is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.

The fund is managed by FMR, which chooses the fund's investments and handles its business affairs. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far
East) in Tokyo, Japan, assist FMR with foreign investments.

As of May 31, 1998, FMR advised funds having approximately 38 million shareholder accounts with a total value of more than $590 billion.

Harry Lange is manager of Advisor Small Cap, which he has managed since inception. He also manages another Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.

Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.

Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for each class of the fund.

FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.


PROSPECTUS                             7

INVESTMENT PRINCIPLES AND RISKS

THE FUND seeks long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest in other market capitalizations and security types.

Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small-capitalized for purposes of the 65% policy. As of June, 1997, the Russell 2000 included companies with capitalizations between $172 million and $1.17 billion. The size of companies in the Russell 2000 changes with market conditions and the composition of the index.

Investing in small capitalization stocks may involve greater risk than investing in medium and large capitalization stocks, since they can be subject to more abrupt or erratic movements. Small capitalization companies may have more limited product lines, markets, or financial resources.

The value of the fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

FMR may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, the fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares of the fund, they may be worth more or less than what you paid for them.

FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.

EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

RESTRICTIONS: With respect to 75% of total assets, the fund may not invest in more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when



PROSPECTUS                             8
interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service or rated in the equivalent categories by Standard & Poor's, or is unrated but judged to be of equivalent quality by FMR. The fund currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to less than 35% of its assets.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.

FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.

RESTRICTIONS: The fund may not invest more than 10% of its assets in illiquid securities.

OTHER INSTRUMENTS may include real estate-related instruments.

CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.


PROSPECTUS                             9

DEBT RATINGS
                          MOODY'S     STANDARD
                          INVESTORS   & POOR'S
                          SERVICE
                          Rating      Rating
INVESTMENT GRADE

Highest quality           Aaa         AAA
High quality              Aa          AA
Upper-medium grade        A           A
Medium grade              Baa         BBB

LOWER QUALITY

Moderately speculative    Ba          BB
Speculative               B           B
Highly speculative        Caa         CCC
Poor quality              Ca          CC
Lowest quality, no        C           C
interest
In default, in arrears    --          D

REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.

The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

BORROWING. The fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR or its affiliates.

RESTRICTIONS: Loans, in the aggregate, may not exceed 33 1/3% of the fund's total assets.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.

The fund seeks long-term growth of capital.

With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

Loans, in the aggregate, may not exceed 33 1/3% of the fund's total assets.

BREAKDOWN OF EXPENSES

Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of each class's assets are reflected in that class's share

PROSPECTUS                             10
price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. The fund also pays OTHER EXPENSES, which are explained at right.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, in the case of certain classes, which may be terminated at any time without notice, can decrease a class's expenses and boost its performance.

MANAGEMENT FEE

The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For May 1998, the group fee rate was 0.2889%. The individual fund fee rate is 0.45%.

FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.

The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.

OTHER EXPENSES

While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.

FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class and maintains the fund's general accounting records, and administers the fund's securities lending program.

The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.

Class A and Class T shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A and Class T of the fund are authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A and Class T shares. Class A and Class T of the fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A and Class T of the fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% and 0.50%, respectively, of its average net assets throughout the month. Class A and Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A and Class T shareholders to do so.

Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend  options,  account  designations,  and addresses;
performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.

PROSPECTUS                             11

Class B shares of the fund, have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plan, Class B of the fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of the fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B of the fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.

Class C shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plan, Class C of the fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of the fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of the fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.

For purchases of Class C shares made for an employee benefit plan, during the first year of investment and thereafter, the full amount of the Class C distribution fee and Class C service fee paid by such shares is reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

The Class A, Class T, Class B and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees has authorized such payments.

The fund's portfolio turnover rate will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.


PROSPECTUS                             12

YOUR ACCOUNT


TYPES OF ACCOUNTS

When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.

The different ways to set up (register) your account with Fidelity are listed at right.

The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.

If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.


WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

--------------------------------------------------------------------------------

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS

Retirement  plans  provide  individuals  with  tax-advantaged  ways to save  for
retirement,   either  with  tax-deductible  contributions  or  tax-free  growth.
Retirement accounts require special applications and typically have lower minimums.

o TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow individuals under age 70 1/2 with compensation to contribute up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax-deductible, subject to certain income limits.

o ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.

o ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.

o ROLLOVER IRAS help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.

o 401(K) PLANS, and certain other 401(a)-qualified plans, are employer-sponsored retirement plans that allow employer contributions and may allow employee after-tax contributions. In addition, 401(k) plans allow employee pre-tax (tax-deferred) contributions. Contributions to these plans may be tax-deductible to the employer.


PROSPECTUS                             13

o KEOGH PLANS are generally profit sharing or money purchase pension plans that allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.

o SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.

o SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o SALARY REDUCTION SEP-IRAS (SARSEPS) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.
--------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA) TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
--------------------------------------------------------------------------------
TRUST
FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened.
--------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS

Contact your investment professional.

HOW TO BUY SHARES

THE PRICE TO BUY ONE SHARE of Class A or Class T is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV. See "Transaction Details," page 22, and "Sales Charge Reductions and Waivers," page 26, for explanations of how and when the sales charge and waivers apply.

For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. See "Transaction Details," page 22, for information on how the CDSC is calculated.

Your shares will be purchased at the next offering price or NAV, as applicable, calculated after your order is received in proper form. Each class's offering price and NAV, as applicable, are normally calculated each business day at 4:00 p.m. Eastern time.

The fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 25. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Class A, Class T, Class B and Class C shares.

Short-term or excessive trading into and out of the fund may harm fund performance by disrupting portfolio management strategies and by increasing fund expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or


PROSPECTUS                             14
may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity Funds, and accounts under common ownership or control.

IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.

If you are investing through a tax-advantaged retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.

IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:

o Mail an account application with a check,
o Place an order and wire money into your account,
o Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
o Contact your investment professional.


MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                      $2,500
For certain Fidelity Advisor retirement accounts++      $  500
Through regular investment plans*                       $1,000
TO ADD TO AN ACCOUNT                                    $  250
For certain Fidelity Advisor retirement accounts++      $  100
Through regular investment plans*                       $  100
MINIMUM BALANCE                                         $1,000
For certain Fidelity Advisor retirement accounts++        None

++ These lower minimums apply to Fidelity Advisor Traditional IRA, Roth IRA, Roth Conversion IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

*An account may be opened with a minimum of $1,000, provided that a regular investment plan is established at the time the account is opened. For more information about regular investment plans, please refer to "Investor Services," page 18.

Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

There is no minimum account balance or initial or subsequent investment minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. Refer to the program materials for details. In addition, the fund reserves the right to waive or lower investment minimums in other circumstances.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN.

For further information on opening an account, please consult your investment professional or refer to the account application.


PROSPECTUS                             15


                                       TO OPEN AN ACCOUNT                     TO ADD TO AN ACCOUNT
PHONE                             o Contact your investment professional      o Contact your investment professional or,
Your Investment                   or, if you are investing through a          if you are investing through a broker-
Professional                      broker-dealer or insurance representative,  dealer or insurance representative, call 1-
[GRAPHIC:                         call 1-800-522-7297. If you are investing   800-522-7297. If you are investing
  TELEPHONE]                      through a bank representative, call 1-      through a bank representative, call 1-
                                  800-843-3001.                               800-843-3001.

                                  o Exchange from the same class of another   o Exchange from the same class of another
                                  Fidelity Advisor fund or from another       Fidelity Advisor fund or from another
                                  Fidelity fund account with the same         Fidelity fund account with the same
                                  registration, including name, address, and  registration, including name, address, and
                                  taxpayer ID number                          taxpayer ID number.

-------------------------------------------------------------------------------------------------------------------------

MAIL                              o Complete and sign the account             o Make your check payable to the complete
[GRAPHIC: ENVELOPE]               application. Make your check payable to     name of the fund and note the applicable
                                  the complete name of the fund and note      class. Indicate your fund account number
                                  the applicable class. Mail to the address   on your check and mail to the address
                                  indicated on the application.               printed on your account statement.

                                                                              o Exchange by mail: call your investment
                                                                              professional for instructions.


-------------------------------------------------------------------------------------------------------------------------
IN PERSON                         o Bring your account application and check  o Bring your check to your investment
[GRAPHIC: HAND                    to your investment professional.            professional.
          AND ENVELOPE]
-------------------------------------------------------------------------------------------------------------------------
WIRE                              o Not available                             o Wire to:
[GRAPHIC:  WIRE]
                                                                                       Banker's Trust Co.
                                                                                       Routing # 021001033
                                                                                       Fidelity DART Depository
                                                                                       Account # 00159759
                                                                              FBO:     (Account name)
                                                                                       (Account number)

                                                                              Specify the complete name of the fund of
                                                                              your choice, note the applicable class,
                                                                              and include your account number and
                                                                              your name.

-------------------------------------------------------------------------------------------------------------------------
AUTOMATICALLY                     o Not available.                            o Use Fidelity Advisor Systematic
[GRAPHIC:  GRAPH ]                                                            Investment Program. Sign up for this
                                                                              service when opening your account, or
                                                                              call your investment professional to
                                                                              begin the program.



PROSPECTUS                             16

HOW TO SELL SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.

The PRICE TO SELL ONE SHARE of Class A, Class T, Class B and Class C is the class's NAV, minus any applicable CDSC.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Each class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.

TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).

TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o You wish to redeem more than $100,000 worth of shares,
o Your account registration has changed within the last 30 days,
o The check is being mailed to a different address than the one on your account (record address),
o The check is being made payable to someone other than the account owner,
o The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
o You wish to set up the bank wire feature, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

o Your name,
o The fund's name,
o The applicable class name,
o Your fund account number,
o The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
o Any other applicable requirements listed in the following table.

Deliver your letter to your investment professional, or mail it to the following address:

Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081

Unless otherwise instructed, Fidelity will send a check to the record address.


PROSPECTUS                             17


                                ACCOUNT TYPE                                SPECIAL REQUIREMENTS
PHONE                           All account types except retirement       o Maximum check request: $100,000.
YOUR INVESTMENT PROFESSIONAL
                                All account types                         o You may exchange to the same class of other
                                                                            Fidelity Advisor funds or to other Fidelity funds
                                                                            if both accounts are registered with the same
                                                                            name(s), address, and taxpayer ID number.

[GRAPHIC:  TELEPHONE]
------------------------------------------------------------------------------------------------------------------------------
MAIL OR IN PERSON               Individual, Joint Tenant, Sole            o The letter of instruction must be signed by all
[GRAPHIC:  ENVELOPE]            Proprietorship, UGMA, UTMA                  persons required to sign for transactions,
                                                                            exactly as their names appear on the account and
                                                                            sent to your investment professional.
[GRAPHIC:  HAND AND             Retirement account
           ENVELOPE]                                                      o The account owner should complete a retirement
                                                                            distribution form. Contact your investment
                                                                            professional or, if you purchased your shares
                                                                            through a broker-dealer or insurance
                                                                            representative, call 1-800-522-7297. If you
                                                                            purchased your shares through a bank
                                                                            representative, call 1-800-843-3001.

                                Trust                                     o The trustee must sign the letter indicating
                                                                            capacity as trustee. If the trustee's name is
                                                                            not in the account registration, provide a copy
                                                                            of the trust document certified within the last
                                                                            60 days.

                                Business or Organization                  o At least one person authorized by corporate
                                                                            resolution to act on the account must sign the
                                                                            letter.

                                Executor, Administrator,                  o For instructions, contact your investment
                                Conservator/Guardian                        professional or, if you purchased your shares
                                                                            through a broker-dealer or insurance
                                                                            representative, call 1-800-522-7297. If you
                                                                            purchased your shares through a bank
                                                                            representative, call 1-800-843-3001.

------------------------------------------------------------------------------------------------------------------------------
WIRE                            All account types except retirement       o You must sign up for the wire feature before
[GRAPHIC:  WIRE]                                                            using it. To verify that it is in place, contact
                                                                            your investment professional or, if you
                                                                            purchased your shares through a broker-dealer or
                                                                            insurance representative, call 1-800-522-7297.
                                                                            If you purchased your shares through a bank
                                                                            representative, call 1-800-843-3001.
                                                                            Minimum wire: $500.

                                                                          o Your wire redemption request must be received in
                                                                            proper form by the transfer agent before 4:00 p.m.
                                                                            Eastern time for money to be wired on the next
                                                                            business day.







PROSPECTUS                             18

INVESTOR SERVICES

Fidelity Advisor funds provide a variety of services to help you manage your account.

INFORMATION SERVICES

STATEMENTS AND REPORTS that Fidelity sends to you include the following:
o Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
o Account statements (quarterly)
o Financial reports (every six months)

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and, prospectuses.

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund by telephone or in writing. You may sell your Class C shares and buy Class C shares of other Fidelity Advisor funds or Advisor C Class shares of Treasury Fund by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.

Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 25.

FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B and Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B and Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A's or Class T's shares on a regular basis.

One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.




PROSPECTUS                             19

REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM         MINIMUM
INITIAL         ADDITIONAL    FREQUENCY                         SETTING UP OR CHANGING

$1,000          $100          Monthly, bimonthly, quarterly,    o For a new account, complete the appropriate
                              or semi-annually                    section on the application.

                                                                o For existing accounts, call your investment
                                                                  professional for an application.

                                                                o To change the amount or frequency of your
                                                                  investment, contact your investment professional
                                                                  directly or, if you purchased your shares through
                                                                  a broker-dealer or insurance representative, call
                                                                  1-800-522-7297. If you purchased your shares
                                                                  through a bank representative, call
                                                                  1-800-843-3001. Call at least 10 business days
                                                                  prior to your next scheduled investment date (20
                                                                  business days if you purchased your shares through
                                                                  a bank).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY
ADVISOR FUND

MINIMUM         MINIMUM
INITIAL         ADDITIONAL                                      SETTING UP OR CHANGING

Not             Not                                             o For a new or existing account, ask your
Applicable      Applicable                                      investment professional for the appropriate
                                                                enrollment form.

                                                                o To change the fund to which your distributions
                                                                are directed, contact your investment professional
                                                                for instructions.

--------------------------------------------------------------------------------
FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM         FREQUENCY                                       SETTING UP OR CHANGING
$100            Monthly,                                        o To establish, call your investment professional after both
                quarterly,                                      accounts are opened.
                semi-annually,
                or annually                                     o To change the amount or frequency of your  investment,
                                                                contact your investment professional directly or, if you
                                                                purchased  your  shares  through  a   broker-dealer   or
                                                                insurance  representative,  call 1-800-522-7297.  If you
                                                                purchased  your  shares  through a bank  representative,
                                                                call 1-800-843-3001.

                                                                o  The  account  from  which  the  exchanges  are  to be
                                                                processed  must have a minimum  balance of $10,000.  The
                                                                account into which the exchange is being  processed must
                                                                have a minimum of $1,000.

                                                                o Both  accounts  must have the same  registrations  and
                                                                taxpayer ID numbers.

                                                                o Call at  least 2  business  days  prior  to your  next
                                                                scheduled exchange date.


PROSPECTUS                             20

SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES

The fund distributes substantially all of its net investment income and capital gains to shareholders each year. Normally, dividends are distributed in December and January. Capital gains are normally distributed in December and the fund may pay additional capital gains after the close of the fiscal year.

DISTRIBUTION OPTIONS

When you open an account, specify on your account application how you want to receive your distributions. The fund offers four options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

4. DIRECTED DIVIDENDS(REGISTERED) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

If you select distribution option 2, 3 or 4 and the U.S. Postal Service does not deliver your checks, your election may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a class with a front-end sales charge, you will not pay a sales charge on those purchases.

When Class A, Class T, Class B and Class C deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.

TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains.

Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.



PROSPECTUS                             21

You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy shares when the class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.




















PROSPECTUS                             22

TRANSACTION DETAILS

THE FUND IS OPEN FOR BUSINESS EACH day the New York Stock Exchange (NYSE) is open. FSC normally calculates each class's NAV and offering price as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

The fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

THE OFFERING PRICE of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price for Small Cap; Class T has a maximum front-end sales charge of 3.50% of the offering price for Small Cap.

SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS - CLASS A
                                   Sales Charge:
                                              As an          Investment
                                              approxi-       Professional
                                As a          mate %         Concession
                                 % of         of Net         as % of
                                Offering      Amount         Offering
                                Price         Invested       Price
Up to $49,999                   5.75%          6.10%            5.00%
$50,000 to $99,999              4.50%          4.71%            3.75%
$100,000 to $249,999            3.50%          3.63%            2.75%
$250,000 to $499,999            2.50%          2.56%            2.00%
$500,000 to $999,999            2.00%          2.04%            1.75%
$1,000,000 to $24,999,999       1.00%          1.01%            0.75%
$25,000,000 or more             None*          None*            *
* SEE SECTION ENTITLED FINDER'S FEE.

SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS - CLASS T
                                   Sales Charge:
                                               As an          Investment
                                               approxi-       Professional
                              As a             mate %         Concession
                              % of             of Net         as % of
                              Offering         Amount         Offering
                              Price            Invested       Price
Up to $49,999                 3.50%            3.63%          3.00%
$50,000 to $99,999            3.00%            3.09%          2.50%
$100,000 to $249,999          2.50%            2.56%          2.00%
$250,000 to $499,999          1.50%            1.52%          1.25%
$500,000 to $999,999          1.00%            1.01%          0.75%
$1,000,000 or more            None*            None*              *
* SEE SECTION ENTITLED FINDER'S FEE.

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares as applicable, at redemption, not




PROSPECTUS                             23
including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with































PROSPECTUS                             23A
respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or
(ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

                                        Contingent Deferred
From Date of Purchase                        Sales Charge

Less than 1 year                                 5%
1 year to less than 2 years                      4%
2 years to less than 3 years                     3%
3 years to less than 4 years                     3%
4 years to less than 5 years                     2%
5 years to less than 6 years                     1%
6 years to less than 7 years [A]                 0%

[A] After a holding period of seven years, Class B shares will convert automatically to Class A shares of the same Fidelity Advisor fund. See "Conversion Feature" below for more information.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.

Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals with whom FDC has agreements will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

CONVERSION FEATURE. After a holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.


PROSPECTUS                             24

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B and Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B and Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B and Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B and Class C shares will continue as if the shares had not been redeemed.





























PROSPECTUS                             24A

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.

THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next offering price or NAV, as applicable, calculated after your order is received in proper form. Note the following:

o All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
o Fidelity does not accept cash.
o The fund does not accept cash.
o When making a purchase with more than one check, each check must have a value of at least $50.
o The fund reserves the right to limit the number of checks processed at one time.
o If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.

TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Note the following:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.

o The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.

o Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

The fund reserves the right to impose a trading fee on redemptions and exchanges from the fund.


PROSPECTUS                             25

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual

































PROSPECTUS                            25A
fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.

FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.

EXCHANGE RESTRICTIONS

As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of the fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class Shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:

o The fund or class you are exchanging into must be available for sale in your state.

o You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

o Before exchanging into a fund or class, read its prospectus.

o Exchanges may have tax consequences for you.

o Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

o The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

o The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

o Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.

o Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.

Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.

OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

SALES CHARGE REDUCTIONS AND WAIVERS

If your purchase qualifies for one of the following sales charge reduction plans, the front-end sales charge will be reduced for purchases of Class A/

PROSPECTUS                             26

Class T shares according to the Sales Charge schedule shown on page 22. Please refer to the fund's SAI for more details about each plan or call your investment professional.

If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.

QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for the Advisor Short-Term Bond Funds is $500,000.

To qualify for a quantity discount, investing in the fund's Class A, Class T, Class B and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Advisor Short-Term Bond Funds).

RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund and Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

A LETTER OF INTENT (the Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum. (see Quantity Discounts above.) Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of the Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee.
Employee benefit plan assets do not qualify for this waiver;

5. Purchased for (i) an employee benefit plan that has $25 million or more in plan assets or (ii) an employee benefit plan that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares; or

6. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York

PROSPECTUS                             27

Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received in proper form by FIIOC.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;

2. Purchased by a trust institution or bank trust department for a managed account that is charged and an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan, except certain small employer retirement plans;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501 (c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received in proper form by FIIOC.

You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (1), (2), (3) and (4) on the previous page), Class T shares without a sales charge (as described in (1), (2), (3) and
(4) on the previous page), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.

PROSPECTUS                             28

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2 which are permitted without penalty pursuant to the Internal Revenue Code;

3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.

4. (APPLICABLE TO CLASS C ONLY). In connection with any redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the fund's SAI.

Your investment professional should call Fidelity for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.













PROSPECTUS                             29

SUBJECT   TO   COMPLETION.   PRELIMINARY     FIDELITY (REGISTERED) ADVISOR
PROSPECTUS    DATED   JUNE   23,   1998.     SMALL CAP FUND
INFORMATION  CONTAINED HEREIN IS SUBJECT
TO   COMPLETION    OR    AMENDMENT.    A
REGISTRATION STATEMENT RELATING TO THESE     INSTITUTIONAL CLASS
SECURITIES   HAS  BEEN  FILED  WITH  THE
SECURITIES   AND  EXCHANGE   COMMISSION.
THESE SECURITIES MAY NOT BE SOLD NOR MAY     FUND 298 - INSTITUTIONAL  CLASS
OFFERS TO BUY BE  ACCEPTED  PRIOR TO THE
TIME THE REGISTRATION  STATEMENT BECOMES
EFFECTIVE.  THIS  PROSPECTUS  SHALL  NOT     A FUND OF FIDELITY ADVISOR SERIES I
CONSTITUTE  AN  OFFER  TO  SELL  OR  THE
SOLICITATION  OF AN  OFFER  TO  BUY  NOR
SHALL   THERE   BE  ANY  SALE  OF  THESE
SECURITIES  IN ANY  STATE IN WHICH  SUCH
OFFER,  SOLICITATION  OR SALE  WOULD  BE
UNLAWFUL   PRIOR  TO   REGISTRATION   OR
QUALIFICATION  UNDER THE SECURITIES LAWS     PROSPECTUS
OF ANY SUCH STATE.                           SEPTEMBER 6, 1998

Please  read  this   prospectus   before
investing,  and  keep  it  on  file  for
future reference.  It contains important
information,   including  how  the  fund
invests and the services available to shareholders.

To  learn  more  about  the fund and its
investments,  you can  obtain  a copy of
the  fund's   Statement  of   Additional
Information  (SAI)  dated  September  6,
1998.  The SAI has been  filed  with the
Securities and Exchange Commission (SEC)
and  is   available   along  with  other
related  materials on the SEC's Internet
Web site  (http://www.sec.gov).  The SAI
is  incorporated   herein  by  reference
(legally    forms    a   part   of   the
prospectus). For a free copy of either document, contact Fidelity Distributors
Corporation (FDC), 82 Devonshire Street,
Boston, MA 02109, or your investment professional.

----------------------------------------
MUTUAL FUND  SHARES ARE NOT  DEPOSITS OR
OBLIGATIONS  OF, OR  GUARANTEED  BY, ANY
DEPOSITORY  INSTITUTION.  SHARES ARE NOT
INSURED  BY THE  FDIC,  FEDERAL  RESERVE
BOARD  OR  ANY  OTHER  AGENCY,  AND  ARE
SUBJECT TO  INVESTMENT  RISKS  INCLUDING
POSSIBLE   LOSS  OF   PRINCIPAL   AMOUNT
INVESTED.
----------------------------------------

LIKE ALL MUTUAL FUNDS,  THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE  COMMISSION,
NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION  PASSED UPON THE  ACCURACY OR     [GRAPHIC: COMPANY LOGO](REGISTERED)
ADEQUACY   OF   THIS   PROSPECTUS.   ANY     82   Devonshire   Street,   Boston,
REPRESENTATION  TO  THE  CONTRARY  IS  A     MA 02109
CRIMINAL OFFENSE.



ASCF-pro-0898

CONTENTS


KEY FACTS                 3        WHO MAY WANT TO INVEST

                          3 EXPENSES Institutional Class's yearly operating expenses.

                          5        PERFORMANCE

THE FUND IN DETAIL        6        CHARTER How the fund is organized.

                          6        INVESTMENT PRINCIPLES AND RISKS The
                                   fund's    overall    approach    to
                                   investing.

                          9        BREAKDOWN OF EXPENSES How operating
                                   costs are  calculated and what they
                                   include.

YOUR ACCOUNT              10       TYPES OF ACCOUNTS Different ways to set up
                                   your account, including tax-advantaged
                                   retirement plans.

                          12       HOW  TO  BUY   SHARES   Opening  an
                                   account   and   making   additional
                                   investments.

                          15 HOW TO SELL SHARES Taking money out and closing your account.

                          17 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND           18       DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                          18       TRANSACTION   DETAILS  Share  price
                                   calculations   and  the  timing  of
                                   purchases and redemptions.

                          20       EXCHANGE RESTRICTIONS




PROSPECTUS                              2

KEY FACTS


WHO MAY WANT TO INVEST


Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and
(ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and
(ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and

5. Fidelity Trustees and employees.

For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the fund's SAI.

The fund is designed for those who want to focus on small capitalization stocks in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock. The fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.

The value of the fund's investments varies from day to day, generally reflecting changes in market conditions, interest rates, and other company, political, and economic news both here and abroad. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

The fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.

PROSPECTUS                             3

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, or Class C shares.

You may obtain more information about Class A, Class T, Class B and Class C shares, which are not offered through this prospectus, by calling the following numbers. If you are investing through a broker-dealer or insurance representative, call 1-800-522-7297; if you are investing through a bank representative, call 1-800-843-3001; or call your investment professional.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of the fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page 18, for an explanation of how and when these charges apply.


Sales charge on purchases and                None
reinvested distributions

Deferred sales charge on redemptions         None

Annual account maintenance fee             $12.00
(for accounts under $2,500)

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.

The class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page 9).

The following figures are based on estimated expenses of Institutional Class of the fund and are calculated as a percentage of average net assets of the Institutional Class of the fund.

                                               Institutional
                                                  Class

Management fees                                    0.74%

12b-1 fee (Distribution Fee)                       None

Other expenses                                     0.55%
                                               -------------
TOTAL OPERATING EXPENSES                           1.29%



PROSPECTUS                             4

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of the fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Institutional Class's annual operating expenses.

SMALL CAP

                        1 Year   3 Years

Institutional Class     $13       $41

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

Effective September 6, 1998, FMR has voluntarily agreed to reimburse Institutional Class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%.

PERFORMANCE

Mutual fund performance is commonly measured as TOTAL RETURN.

Performance history will be available for the fund after the fund has been in operation for six months.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

RUSSELL 2000 INDEX is an unmanaged index of 2,000 small company stocks.

Unlike the class's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.

Other illustrations of fund performance may show moving averages over specified periods.

The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.

PROSPECTUS                             5

THE FUND IN DETAIL

CHARTER

ADVISOR SMALL CAP IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983.

THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.

THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.

FMR AND ITS AFFILIATES

Fidelity Investments (REGISTERED) is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.

The fund is managed by FMR, which chooses the fund's investments and handles its business affairs. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far
East) in Tokyo, Japan, assist FMR with foreign investments.

As of May 31, 1998 FMR advised funds having approximately 38 million shareholder accounts with a total value of more than $590 billion.

Harry Lange is manager of Advisor Small Cap, which he has managed since inception. He also manages another Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.

Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.


PROSPECTUS                             6

Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.

Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for Institutional Class of the fund.

FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

INVESTMENT PRINCIPLES AND RISKS

THE FUND seeks long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest in other market capitalizations and security types.

Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small-capitalized for purposes of the 65% policy. As of June, 1997, the Russell 2000 included companies with capitalizations between $172 million and $1.17 billion. The size of companies in the Russell 2000 changes with market conditions and the composition of the index.

Investing in small capitalization stocks may involve greater risk than investing in medium and large capitalization stocks, since they can be subject to more abrupt or erratic movements. Small capitalization companies may have more limited product lines, markets, or financial resources.

The value of the fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

FMR may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, the fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares of the fund, they may be worth more or less than what you paid for them.

FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.


PROSPECTUS                             7

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.

EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

RESTRICTIONS: With respect to 75% of its total assets, the fund may not invest in more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service or rated in the equivalent categories by Standard & Poor's, or is unrated but judged to be of equivalent quality by FMR. The fund currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to less than 35% of its assets.

PROSPECTUS                             8

DEBT RATINGS
                                  MOODY'S
                             INVESTORS SERVICE  STANDARD & POOR'S
                                  Rating             Rating
INVESTMENT GRADE

Highest quality              Aaa                AAA

High quality                 Aa                 AA

Upper-medium grade           A                  A

Medium grade                 Baa                BBB

LOWER QUALITY

Moderately speculative       Ba                 BB

Speculative                  B                  B

Highly speculative           Caa                CCC

Poor quality                 Ca                 CC

Lowest quality, no interest  C                  C

In default, in arrears       -                  D
--------------------------------------------------------------------------------
REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS.

THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.


PROSPECTUS                             9

REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.

FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.

RESTRICTIONS: The fund may not invest more than 10% of its assets in illiquid securities.

OTHER INSTRUMENTS may include real estate-related instruments.

CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.


PROSPECTUS                             10

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or securities of other investment companies.

The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

BORROWING. The fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. A fund may also lend money to other funds advised by FMR or its affiliates.

RESTRICTIONS: Loans, in the aggregate, may not exceed 33 1/3% of the fund's total assets.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.

The fund seeks long-term growth of capital.

With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.


PROSPECTUS                             11

The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

Loans, in the aggregate, may not exceed 33 1/3% of the fund's total assets.

BREAKDOWN OF EXPENSES

Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Institutional Class's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. The fund also pays OTHER EXPENSES, which are explained on page 9.

FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the class's expenses and boost its performance.

MANAGEMENT FEE

The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For May 1998, the group fee rate was 0.2889%. The individual fund fee rate is 0.45%.

FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.

PROSPECTUS                             12

The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.

OTHER EXPENSES

While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.

FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Institutional Class of the fund. Fidelity Service Company, Inc.
(FSC) calculates the net asset value per share (NAV) and dividends for Institutional Class, maintains the fund's general accounting records, and administers the fund's securities lending program.

The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.

Institutional Class has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees has authorized such payments.

The fund's portfolio turnover rate will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.

PROSPECTUS                              13

YOUR ACCOUNT

TYPES OF ACCOUNTS

When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.

The different ways to set up (register) your account with Fidelity are listed at right.

The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
--------------------------------------------------------------------------------
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS

Retirement  plans  provide  individuals  with  tax-advantaged  ways to save  for
retirement,   either  with  tax-deductible  contributions  or  tax-free  growth.
Retirement accounts require special applications and typically have lower minimums.

o TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow individuals under age 70 1/2 with compensation to contribute up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax-deductible, subject to certain income limits.

o ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.

PROSPECTUS                             14

o ROTH CONVERSION IRAs allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.

o ROLLOVER IRAS help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.

o 401(k) PLANS, and certain other 401(a)-qualified plans, are employer-sponsored retirement plans that allow employer contributions and may allow employee after-tax contributions. In addition, 401(k) plans allow employee pre-tax (tax-deferred) contributions. Contributions to these plans may be tax-deductible to the employer.

o KEOGH PLANS are generally profit sharing or money purchase pension plans that allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.

o SIMPLE IRAs provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.

o SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAs) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o SALARY REDUCTION SEP-IRAs (SARSEPs) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.

--------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
--------------------------------------------------------------------------------


PROSPECTUS                             15

TRUST
FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened.
--------------------------------------------------------------------------------

BUSINESS OR ORGANIZATION
FOR  INVESTMENT  NEEDS OF  CORPORATIONS,  ASSOCIATIONS,  PARTNERSHIPS,  OR OTHER
GROUPS
Contact your investment professional.

HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class shares are sold without a sales charge.

Your shares will be purchased at the next NAV calculated after your order is received in proper form. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.

The fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.

It is the responsibility of your investment professional to transmit your order to buy shares to the transfer agent before the close of business on the day you place your order.

Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Institutional Class shares.

Short-term or excessive trading into and out of the fund may harm fund performance by disrupting portfolio management strategies and by increasing fund expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity Funds, and accounts under common ownership or control.


PROSPECTUS                             16

IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page 14. If there is no account application accompanying this prospectus, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297; if you are investing through a bank representative, call 1-800-843-3001; or call your investment professional.

If you are investing through a tax-advantaged retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.

IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:

o Mail an account application with a check,
o Place an order and wire money into your account, or
o Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
o  Contact  your  investment professional.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                   $   2,500
For certain Fidelity Advisor retirement accounts++   $     500
Through regular investment plans*                    $   1,000

TO ADD TO AN ACCOUNT                                 $     250
For certain Fidelity Advisor retirement accounts++   $     100
Through regular investment plans*                    $     100

MINIMUM BALANCE                                      $   1,000

For certain Fidelity Advisor retirement accounts++        None

++ THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 17.

There is no minimum account balance or initial or subsequent investment minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. Refer to the program materials for details. In addition, the fund reserves the right to waive or lower investment minimums in other circumstances.

For further information on opening an account, please consult your investment professional or refer to the account application.






PROSPECTUS                             17


                                             To Open an Account                                To Add to an Account
------------------------------------------------------------------------------------------------------------------------------------
PHONE                                        o Exchange  from the same class of another      o Exchange  from  the same  class  of
If you are investing through a broker-dealer   Fidelity  Advisor fund or from another          another Fidelity Advisor fund or from
or insurance representative, call 1-800-522-   Fidelity  fund  account  with the same          another Fidelity fund account with
7297; if you are investing through a bank      registration, including name, address, and      the same registration, including
representative, call 1-800-843-3001 or call    taxpayer ID number.                             name, address, and taxpayer ID
your investment professional.                                                                  number.

[GRAPHIC:  TELEPHONE]

------------------------------------------------------------------------------------------------------------------------------------
MAIL
[GRAPHIC:  ENVELOPE]                         o Complete and sign the account                 o Make your check payable to the
                                               application. Make your check payable to         complete name of the fund and note
                                               the complete name of the fund and note          the applicable class. Indicate your
                                               the applicable class. Mail to the address       fund account number on your check and
                                               indicated on the application.                   mail to the address printed on your
                                                                                               account statement.

                                                                                             o Exchange by mail:  if you are
                                                                                               investing through a broker-dealer or
                                                                                               insurance representative, call
                                                                                               1-800-522-7297; if you are investing
                                                                                               through a bank representative, call
                                                                                               1-800-843-3001; or call your invest-
                                                                                               ment professional for instructions.


------------------------------------------------------------------------------------------------------------------------------------
IN PERSON
[GRAPHIC:  HAND HOLDING ENVELOPE]           o Bring your account application and check       o Bring your check to your investment
                                              to your investment professional.                 professional.
------------------------------------------------------------------------------------------------------------------------------------
WIRE
[GRAPHIC: WIRE]                             o If you are investing through a broker-        o Not available for retirement accounts.
                                              dealer or insurance representative, call
                                              1-800-522-7297; if you are investing          o Wire to:
                                              through a bank representative,                  Banker's Trust Co.
                                              call 1-800-843-3001 to set up your              Routing # 021001033
                                              account and arrange a wire transaction.         Fidelity DART Depository
                                              Not available for retirement accounts.          Account # 00159759
                                                                                              FBO: (account name)
                                            o Wire to:                                        (account number)
                                              Banker's Trust Co.
                                              Routing # 021001033                             Specify the complete name of the fund
                                              Fidelity DART Depository                        of your choice, note the applicable
                                              Account  #00159759                              class and include your account number
                                              FBO: (account name)                             and your name.
                                              (account number)

                                              Specify the complete name of the fund of
                                              your choice, note the applicable class
                                              and include your new account number and
                                              your name.
------------------------------------------------------------------------------------------------------------------------------------
Automatically
[GRAPHIC: GRAPH]                            o Not available.                                o Use Fidelity Advisor Systematic
                                                                                              Investment Program. Sign up for this
                                                                                              service when opening your account, or
                                                                                              call your investment professional to
                                                                                              begin the program.

PROSPECTUS                             18

HOW TO SELL SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.

THE PRICE TO SELL ONE SHARE of Institutional Class is the Class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. The class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.

TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another

Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).

TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o You wish to  redeem  more  than  $100,000  worth  of  shares,
o Your  account registration has changed within the last 30 days,
o The check is being mailed to a different address than the one on your account (record address),
o The check is being made payable to someone  other than the account  owner,
o The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
o You wish to set up the bank wire  feature,   or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

o Your name,
o The fund's name,
o The applicable class name,
o Your fund account number,
o The  dollar  amount  or  number  of  shares  to be  redeemed,  and
o Any other applicable requirements listed in the table on page 16.

Deliver your letter to your investment professional, or mail it to the following address:

Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081

Unless otherwise instructed, Fidelity will send a check to the record address.

PROSPECTUS                             19

                                        Account Type                            Special Requirements
------------------------------------------------------------------------------------------------------------------------------------
PHONE
If you are investing through a broker-  All account types except retirement     o  Maximum check request:  $100,000
dealer or insurance representative,
call 1-800-522-7297; if you are         All account types                       o  You  may exchange to the same class of
investing through a bank                                                           other Fidelity Advisor funds or to other
representative, call 1-800-843-3001;                                               Fidelity funds if both accounts are
or call your investment professional.                                              registered with the same name(s),
[GRAPHIC:  TELEPHONE]                                                              address, and taxpayer ID number.



------------------------------------------------------------------------------------------------------------------------------------
Mail
[GRAPHIC:  ENVELOPE]                    Individual, Joint Tenant, Sole          o  The letter of instruction must be
                                        Proprietorship, UGMA, UTMA                 signed by all persons required to sign
                                                                                   for transactions, exactly as their
                                                                                   names appear on the account.

                                        Retirement account                      o  The account owner should complete a
                                                                                   retirement distribution form. by mail:
                                                                                   If you are investing through a
                                                                                   broker-dealer or insurance
                                                                                   representative, call 1-800-522-7297;
                                                                                   if you are investing through a bank
                                                                                   representative, call 1-800-843-3001;
                                                                                   or call your investment professional
                                                                                   to request one.

                                        Trust                                   o  The trustee must sign the letter indicating
                                                                                   capacity as trustee.  If the trustee's name is
                                                                                   not in the account registration, provide a
                                                                                   copy of the trust document certified within
                                                                                   the last 60 days.

                                        Business or Organization                o  At least one person authorized by corporate
                                                                                   resolution to act on the account must sign
                                                                                   the letter.

                                        Executor, Administrator,                o  If you are investing through a broker-dealer
                                        Conservator/Guardian                       or insurance representative, call 1-800-522-
                                                                                   7297; if you are investing through a bank
                                                                                   representative, call 1-800-843-3001; or call
                                                                                   your investment professional for instructions.
------------------------------------------------------------------------------------------------------------------------------------
Wire
[GRAPHIC:  WIRE]                        All account types except retirement     o  You must sign up for the wire feature before
                                                                                   using it. To verify that it is in place, call: If
                                                                                   you are investing through a broker-dealer or
                                                                                   insurance representative, call 1-800-522-7297.
                                                                                   If you are investing through a bank representa-
                                                                                   tive, call 1-800-843-3001, or call your invest-
                                                                                   ment professional for instructions.
                                                                                   Minimum wire: $500.

                                                                                o  Your wire redemption request must be received
                                                                                   in proper form by the transfer agent before
                                                                                   4:00 p.m. Eastern time for money to be
                                                                                   wired on the next business day.

PROSPECTUS                             20

INVESTOR SERVICES

Fidelity Advisor funds provide a variety of services to help you manage your account.

INFORMATION SERVICES

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

o Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
o Account statements (quarterly)
o Financial reports (every six months)

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.

Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 20.

FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more Institutional Class shares are eligible for this program.

One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.


PROSPECTUS                             21

--------------------------------------------------------------------------------
REGULAR INVESTMENT PLANS

FIDELITY  ADVISOR  SYSTEMATIC  INVESTMENT  PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
--------------------------------------------------------------------------------

MINIMUM           MINIMUM       FREQUENCY                SETTING UP OR CHANGING
INITIAL           ADDITIONAL    Monthly, bimonthly,      o For a new account, complete the appropriate section on the
$1,000            $100          quarterly,                 application.
                                or semi-annually
                                                         o For existing accounts, call your investment professional for an application.

                                                         o To change the amount or frequency of your investment, contact your investment professional directly or, if you  purchased your shares through a broker-dealer or insurance representative,  call
                                                           1-800-522-7297. If you  purchased your shares through a bank representative,  call 1-800-843-3001.  Call at least 10  business days  prior  to  your next scheduled investment  date  (20 business  days if you purchased your shares through a bank).

SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES

The fund distributes substantially all of its net investment income and capital gains to shareholders each year. Normally, dividends are distributed in December and January. Capital gains are normally distributed in December and the fund may pay additional capital gains after the close of the fund's fiscal year.

DISTRIBUTION OPTIONS

When you open an account, specify on your account application how you want to receive your distributions. Institutional Class offers four options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.



PROSPECTUS                             22

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

4. DIRECTED DIVIDENDS (REGISTERED) Program. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

If you select distribution option 2, 3 or 4 and the U.S. Postal Service does not deliver your checks, your election may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

When Institutional Class deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.

TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax  purposes,  the fund's income and  short-term  capital gains are
distributed   as  dividends   and  taxed  as  ordinary   income;   capital  gain
distributions are taxed as long-term capital gains.

Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

TAXES ON TRANSACTIONS. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.


PROSPECTUS                             23

You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy shares when the class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.

TRANSACTION DETAILS

THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. FSC normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

The fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.


PROSPECTUS                             24

THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:

o All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
o Fidelity does not accept cash.
o The fund does not accept cash.
o When making a purchase with more than one check, each check must have a value of at least $50.
o The fund reserves the right to limit the number of checks processed at one time.
o If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.

TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
o The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
o Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

The fund reserves the right to impose a trading fee on redemptions and exchanges from the fund.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.


PROSPECTUS                             25

IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.

EXCHANGE RESTRICTIONS

As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:

o The fund or class you are exchanging into must be available for sale in your state.

o You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

o Before exchanging into a fund or class, read its prospectus.

o If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.

o Exchanges may have tax consequences for you.

o Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

o The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

o Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

o Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.


PROSPECTUS                             26

Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.

OTHER  FUNDS  MAY  HAVE  DIFFERENT   EXCHANGE   RESTRICTIONS,   and  may  impose
administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.






















PROSPECTUS                             27

SUBJECT TO COMPLETION. PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 23, 1998. INFORMATION CONTAINED IN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.


                    FIDELITY(REGISTERED) ADVISOR SMALL CAP FUND
                       A FUND OF FIDELITY ADVISOR SERIES I
           CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
                       STATEMENT OF ADDITIONAL INFORMATION
                                SEPTEMBER 6, 1998

         This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the fund's current Prospectuses (dated September 6, 1998) for Class A, Class T, Class B, Class C, and Institutional Class shares. Please retain this document for future reference. To obtain a free additional copy of a Prospectus, please call your investment professional.


TABLE OF CONTENTS                                                        PAGE

Investment Policies and Limitations                                          2
Portfolio Transactions                                                      12
Valuation                                                                   14
Performance                                                                 14
Additional Purchase, Exchange and Redemption Information                    17
Distributions and Taxes                                                     21
FMR                                                                         21
Trustees and Officers                                                       22
Management Contract                                                         25
Distribution and Service Plans                                              27
Contracts with FMR Affiliates                                               29
Description of the Trust                                                    29
Appendix                                                                    30

INVESTMENT ADVISER
------------------
Fidelity Management & Research Company (FMR)

INVESTMENT SUB-ADVISERS
-----------------------
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)

DISTRIBUTOR
-----------
Fidelity Distributors Corporation (FDC)

TRANSFER AGENT
--------------
Fidelity Investments Institutional Operations Company (FIIOC)


                                                                  ASCF-ptb-0898

                       INVESTMENT POLICIES AND LIMITATIONS
                       -----------------------------------
   The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

   The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

   (i) The fund does not currently intend to sell securities short, unless its owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

   (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other

















                                       2A

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funds  advised  by  FMR  or  its  affiliates  if  total  outstanding  borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

   (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity

   For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 7.

   The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

   AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

   CLOSED-END INVESTMENT COMPANIES are investment companies that issue a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value. A fund may purchase shares of closed-end investment companies to facilitate investment in certain foreign countries.

   CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible


















                                       3A
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securities  may also be  interest-rate  sensitive,  their value may  increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

   EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

   Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

   Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

   American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts
(GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

   FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts





















                                       4A
are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.

   The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

   A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

   A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

   A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

   Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

   Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem.
Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

   FUND'S RIGHTS AS A SHAREHOLDER. The fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.























                                       5A

   FUTURES AND OPTIONS. The following paragraphs pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments,
Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

   ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

   CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

   Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

   FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

   The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

   FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the

















                                       6A
event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

   LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.

   In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

   The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

   LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

   OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

   The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

   OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

   PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put






















                                       7A
option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

   The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

   The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

   WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

   If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

   Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

   ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).

   Investments currently considered by FMR to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.

   In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees.

   INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

   Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign
























                                       8A
currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

   The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

   INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

   LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a fund's policies regarding the quality of debt securities.

   Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by any nationally recognized statistical rating service. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

   Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the purchaser in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, FMR uses its research to attempt to avoid situations where fraud or misrepresentation could adversely affect a fund.

   A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

   Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
























                                       9A

   The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

   LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

   While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.

   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

   Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

   A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

   REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

   REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), the fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

   RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration



















                                       10A
and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

   REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

   SECURITIES   LENDING.   A  fund  may  lend  securities  to  parties  such  as
broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

   Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.

   FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

   Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

   SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Such short sales are known as short sales "against the box." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

   SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

   In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

   Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

   The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by
























                                       11A
assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

   A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

   WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

   Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

   All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

   Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

   The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

   The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

   The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
























                                       12A

   Subject to applicable limitations of the federal securities laws, the fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

   FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

   Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

   The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

   The fund's annualized turnover rate for its first fiscal period is not expected to exceed 300%. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences.

   The Trustees of the fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwriting.

   From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.

   Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts.
Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.

   When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.





















                                       13A

                                    VALUATION
                                    ---------

   Fidelity Service Company, Inc. (FSC) normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange
(NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.

   Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

   Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

   Futures contracts and options are valued on the basis of market quotations, if available.

   Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.

   Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.


                                   PERFORMANCE
                                   -----------

   A class may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. Each class's share price and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

   TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's total return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a class.

   In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted


















                                       14A
as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a class's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

   NET ASSET VALUE. Charts and graphs using a class's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

   MOVING AVERAGES. A class may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

   Each class may compare its total return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons would show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively. The fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

   PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

   From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

   A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

   Each class of the fund may compare its performance to that of the Russell 2000 Index, an unmanaged index of 2,000 small company stocks.

   A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

   Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and






















                                       15A
hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

   Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

   Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds.

   The funds may also compare performance to that of other compilations or indices that exist currently or may be developed and made available in the future, including, but not limited to indices compiled by Frank Russell Company, Lipper, Ibbotson, Standard & Poor's, and other organizations which measure the performance of funds or individual companies at different levels of market capitalization.

   In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications, surveys, and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, research capabilities, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

   The Fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

   The Fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

   A class may present its fund number, Quotron(TM) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

   VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

   MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

   The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

   The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

   As of May 31, 1998, FMR advised over $30 billion in municipal fund assets, $105 billion in money market fund assets, $447 billion in equity fund assets, $70 billion in international fund assets, and $30 billion in Spartan fund assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.




















                                       16A

               ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
               --------------------------------------------------------

   Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

   CLASS A SHARES ONLY

   1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA);

   2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) and accounts managed by third parties do not qualify for this waiver;

   3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;

   4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;

   5. to shares purchased for (i) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) having $25 million or more in plan assets or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares; or

   6. to shares purchased prior to December 31, 1998 by shareholders who have closed their Fidelity Advisor Class A Municipal Bond, Fidelity Advisor Class A California Municipal Income, or Fidelity Advisor Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.

   CLASS T SHARES ONLY

   1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA);

   2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts manages by third parties do not qualify for this waiver;

   3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

   4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

   5. to shares purchased for an employee benefit plan (as defined by ERISA (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly, Keogh/H.R. 10 plans), but including 403(b) programs));

   6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

   7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

   8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;




























                                       17A

   9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

   10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

   11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

   12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

   13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined trusts; or

   14. to shares purchased prior to December 31, 1998 by shareholders who have closed their Fidelity Advisor Class T Municipal Bond, Fidelity Advisor Class T California Municipal Income, or Fidelity Advisor Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.

   CLASS B AND CLASS C SHARES ONLY

   The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (4) (APPLICABLE TO CLASS C ONLY) in connection with any redemptions from an employee benefit plan (including 403(b) programs but otherwise as defined by ERISA).

   A sales load waiver form must accompany each transaction available for each class.

   INSTITUTIONAL CLASS SHARES ONLY

   Institutional Class shares are offered to:

   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (including 403(b) programs, but otherwise as defined by ERISA) must have at least $50 million in plan assets;

   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and
(ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;

   3. Trust institution and bank trust department  managed account programs that
(i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and

   5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.

   For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor Funds.

   FOR CLASS A AND CLASS T SHARES ONLY

   FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following




















                                       18A
purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

   For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases".

   Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable, that have been held for the longest period of time.

   With respect to employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.



   CLASS A, CLASS T, CLASS B, AND CLASS C SHARES ONLY

   QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify Fidelity at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.

   For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under
Section 501(c)(3) of the Internal Revenue Code.

   RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held (i) Fidelity Advisor fund Class A, Class T, Class B and Class C shares, (ii) Advisor B Class and C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.

   LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 had been invested at one time. Purchases of Class B and Class C shares during the 13-month period also will count toward the completion of the Letter. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform Fidelity that the Letter is in effect


















                                       19A
each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.

   Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

   If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.

   If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.

   FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM You can make regular investments in Class A, Class T, Class B, Class C or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.

   You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.

   FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B or Class C shares worth $10,000 or more, you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, Class C, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.

   ALL CLASSES

   The fund is open for  business  and each  class's  net asset  value per share
(NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1998: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, on days when the Federal Reserve Wire System is closed, federal funds wires cannot be sent.

   FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.

   If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

   Pursuant to Rule 11a-3 under the 1940 Act, the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of































                                       20A
the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

   In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                             DISTRIBUTIONS AND TAXES
                             -----------------------

   DIVIDENDS. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because the fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. The fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of the fund's dividends derived from certain U.S.
Government securities may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. If the fund's distributions exceed its net investment company taxable income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in the fund. Short-term capital gains are distributed as dividend income. The fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

   CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.

   FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

   TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

   The fund is treated as a separate entity from the other funds of Advisor Series I for tax purposes.

   If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, the fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.

   OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.


                                       FMR
                                       ---

   All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a























                                       21A
shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.

   Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.


                              TRUSTEES AND OFFICERS
                              ---------------------

   The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

   *EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.

   J. GARY BURKHEAD (57), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

   RALPH F. COX (66), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

   PHYLLIS BURKE DAVIS (66), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

   ROBERT M. GATES (54),  Trustee (1997), is a consultant,  author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

   E. BRADLEY JONES (70), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc.






























                                       22A

(1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   DONALD J. KIRK (65), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc.
(1996).

   *PETER S. LYNCH (55), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

   WILLIAM O. McCOY (64), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill,
1988).

   GERALD  C.  McDONOUGH  (69),  Trustee  and  Chairman  of  the  non-interested
Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

   MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997), and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.

   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

   THOMAS R. WILLIAMS (69), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).

   ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr.

Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).

   RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

   JOHN H. COSTELLO (51), Assistant Treasurer, is an employee of FMR.

   LEONARD M. RUSH (52),  Assistant  Treasurer  (1994),  is an  employee  of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his or her services for the fiscal year ended November 30, 1998, or calendar year ended December 31, 1997, as applicable.

                               COMPENSATION TABLE

          Trustees             Aggregate       Total
            and              Compensation   Compensation
  Members of the Advisory      from the       from the
           Board               Fund B,+    Fund Complex*A

J. Gary Burkhead **              $ 0            $ 0
Ralph F. Cox                     $ 42           $ 214,500
Phyllis Burke Davis              $ 41           $ 210,000
Robert M. Gates ***              $ 42           $ 176,000
Edward C. Johnson 3d **          $ 0            $ 0
E. Bradley Jones                 $ 41           $ 211,500
Donald J. Kirk                   $ 41           $ 211,500
Peter S. Lynch **                $ 0            $ 0
William O. McCoy****             $ 42           $ 214,500
Gerald C. McDonough              $ 51           $ 264,500
Marvin L. Mann                   $ 42           $ 214,500
Robert C. Pozen**                $ 0            $ 0
Thomas R. Williams               $ 42           $ 214,500

* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

**   Interested Trustees of the fund and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was elected to the Board of Trustees of Advisor Series I on July 16, 1997.

**** Mr. McCoy was elected to the Board of Trustees of Advisor  Series I on July
     16, 1997.

+ Figures presented are estimated for the fund's first fiscal year ending November 30, 1998.

A Compensation figures include cash. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
   O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B  Compensation figures include cash.

   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As of the public offering of shares of the fund, 100% of each class's total outstanding shares was held by FMR. FMR Corp. is the ultimate parent company of FMR. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page 21, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares.


                               MANAGEMENT CONTRACT
                               -------------------

   The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

   MANAGEMENT SERVICES. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.

   In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.

   MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent. The fund, or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by the fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities law. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

   MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.































                                       25A

   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.


          GROUP FEE RATE SCHEDULE                   EFFECTIVE ANNUAL FEE RATES


   Average Group          Annualized          Group Net     Effective Annual Fee
       Assets                Rate               Assets              Rate
       ------                ----               ------              ----
$      0 - 3  billion        .5200%          $     0.5 billion      .5200%
       3 - 6                 .4900                25                .4238
       6 - 9                 .4600                50                .3823
       9 - 12                .4300                75                .3626
      12 - 15                .4000               100                .3512
      15 - 18                .3850               125                .3430
      18 - 21                .3700               150                .3371
      21 - 24                .3600               175                .3325
      24 - 30                .3500               200                .3284
      30 - 36                .3450               225                .3249
      36 - 42                .3400               250                .3219
      42 - 48                .3350               275                .3190
      48 - 66                .3250               300                .3163
      66 - 84                .3200               325                .3137
      84 - 102               .3150               350                .3113
     102 - 138               .3100               375                .3090
     138 - 174               .3050               400                .3067
     174 - 210               .3000               425                .3046
     210 - 246               .2950               450                .3024
     246 - 282               .2900               475                .3003
     282 - 318               .2850               500                .2982
     318 - 354               .2800               525                .2962
     354 - 390               .2750               550                .2924
     390 - 426               .2700
     426 - 462               .2650
     462 - 498               .2600
     498 - 534               .2550
     Over 534                .2500

   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $624 billion of group net assets - the approximate level for May 1998 - was 0.2889%, which is the weighted average of the respective fee rates for each level of group net assets up to $624 billion.

   The fund's individual fund fee rate is 0.45%. Based on the average group net assets of the funds advised by FMR for May 1998, the fund's annual management fee rate would be calculated as follows:


                  Group Fee Rate       Individual Fund Fee Rate      Management
                  --------------       ------------------------      Fee Rate
                                                                     --------
Advisor Small     0.2889%            +         0.45%            =     0.7389%
Cap Fund

   One-twelfth of this annual management fee rate is applied to the fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.

   FMR may, from time to time, voluntarily reimburse all or a portion of each class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

   Expense reimbursements by FMR will increase a class's total returns, and repayment of the reimbursement by a class will lower its total returns.

   Effective September 6, 1998, FMR voluntarily agreed to reimburse Class A, Class T, Class B, Class C and Institutional Class if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 1.75%, 2.00%, 2.50%, 2.50% and 1.50%, respectively, of its average net assets.

   SUB-ADVISERS. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

   On behalf of the fund, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund.

   Currently, and except as provided below, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.

   FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

   On behalf of the fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.


                         DISTRIBUTION AND SERVICE PLANS
                         ------------------------------

   The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class shares of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class shares of the fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

   Pursuant to the Class A, Class T, Class B, and Class C Plans, FDC is paid a monthly distribution fee at an annual rate of up to 0.75% of each class's average net assets. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% of its average net assets; a distribution fee for Class T at an annual rate of 0.50% of its average net assets; a distribution fee for Class B and Class C at an annual rate of 0.75% of each of Class B's and Class C's average net assets. The fee rates for Class A and Class T may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B and Class C also pay investment professionals a service fee at an annual rate of 0.25% of Class B's and Class C's average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.

   Currently the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.

   Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.

   Currently, and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is





























                                       27A
retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of services fees paid by Class C is reallowed to investment professionals (including FDC) for providing professional service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA), during the first year of investment and thereafter, the full amount of distribution fees and service fees paid by such Class C shares is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

   Under the Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. In addition, the Institutional Class Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

   Under the Class A, Class T, Class B, and Class C Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plans. The Class A, Class T, Class B, and Class C Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of Class A, Class T, Class B, or Class C shares, including payments made to third parties that engage in the sale of Class A, Class T, Class B, or Class C shares or to third parties, including banks, that provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

   Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plan does not authorize payments by the Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

   The Class A, Class T, Class B, and Class C Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.

   The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the

Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

   The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.



























                                       28A

                          CONTRACTS WITH FMR AFFILIATES
                          -----------------------------

   Each class of the fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreement, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of the fund.

   For providing transfer agency services, FIIOC receives an account fee and an asset-based fee each paid monthly with respect to each account in the fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.

   The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

   FIIOC also collects small account fees from certain accounts with balances of less than $2,500.

   FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

   The fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC calculates the NAV and dividends for each class of the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

   For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are: 0.0600% of the first $500 million of average net assets and 0.0300% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.

   For administering the fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

   The fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.


                            DESCRIPTION OF THE TRUST
                            ------------------------

   TRUST ORGANIZATION. Fidelity Advisor Small Cap Fund is a fund of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated October 26, 1984. On January 29, 1992, the name was changed from Equity Portfolio Growth to Fidelity Broad Street Trust by an amendment to the Declaration of Trust. On April 15, 1993, its name was changed from Fidelity Broad Street Trust to Fidelity Advisor Series I by an amendment to the Declaration of Trust. Currently, there are eight funds of the trust: Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Growth & Income Fund, and Fidelity Advisor Small Cap Fund.

   In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.

   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
























                                       29A

   SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

   The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

   VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights and Class A, Class T, Class C, and Institutional Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of a trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and its funds will continue indefinitely. Each fund may invest all of its assets in another investment company.

   CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to the custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

   FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

   AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

                                    APPENDIX
                                    --------

   DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS
   -------------------------------------------------------------------

   Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody's applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.

   Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

   A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca - Bonds that are rated Ca represent obligations which are speculative in a
high   degree.   Such  issues  are  often  in  default  or  have  other   marked
short-comings.

   C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


   DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
   -----------------------------------------------------------

   Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.

   AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

   AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

   BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

   B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

   CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

   C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

   CI - The rating CI is reserved for income bonds on which no interest is being paid.

   D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fidelity and Fidelity  Focus are  registered  trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

                                                       FIDELITY ADVISOR SERIES I




                            PART C. OTHER INFORMATION
                                    -----------------

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

   (a)      Not applicable

   (b)      Exhibits:

      (1)   (a)   Amended and Restated  Declaration of Trust,  dated October 26,
                  1984, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 31.

            (b) Supplement to the Declaration of Trust, dated February 10, 1987, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 31.

            (c) Supplement to the Declaration of Trust, dated November 26, 1990, is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 31.

            (d) Supplement to the Declaration of Trust, dated December 20, 1991, is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 31.

            (e)   Amendment to the  Declaration of Trust,  dated May 3, 1993, is
                  incorporated   herein  by   reference   to  Exhibit   1(f)  of
                  Post-Effective Amendment No. 31.

            (f) Supplement to the Declaration of Trust, dated August 25, 1997, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 41.

      (2)         By-Laws of the Trust are  incorporated  herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 41.

      (3)         Not applicable.

      (4)         Not applicable.

      (5)  (a)    Management  Contract  between  Fidelity  Advisor Equity Growth
                  Fund  and  Fidelity  Management  &  Research  Company,  dated,
                  September  1, 1997,  is  incorporated  herein by  reference to
                  Exhibit 5(a) of Post-Effective Amendment No. 41.

            (b) Management Contract between Fidelity Advisor Mid Cap Fund and Fidelity Management & Research Company, dated January 18, 1996, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 32.

            (c) Management Contract between Fidelity Advisor Large Cap Fund and Fidelity Management & Research Company dated, January 18, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 32.

            (d) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated September 1, 1997, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 41.

            (e) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, and Fidelity Management & Research (Far East) Inc., dated September 1, 1997, is incorporated herein by reference to
                  Exhibit 5(e) of Post-Effective Amendment No. 41.

                                                       FIDELITY ADVISOR SERIES I


            (f) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 32.

            (g) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, and Fidelity Management & Research (Far East) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 32.

            (h) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 32.

            (i) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, and Fidelity Management & Research (Far East) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 32.

            (j) Management Contract between Fidelity Advisor Growth & Income Fund and Fidelity Management & Research Company, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(j) of Post-Effective Amendment No. 38.

            (k) Management Contract between Fidelity Advisor TechnoQuant Growth Fund and Fidelity Management & Research Company, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(k) of Post-Effective Amendment No. 38.

            (l) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, and Fidelity Management & Research (U.K.) Inc., dated December 1, 1996, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 38.

            (m) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, and Fidelity Management & Research (Far East) Inc., dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(m) of Post-Effective Amendment No. 38.

            (n) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(n) of Post-Effective Amendment No. 38.

            (o) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund, and Fidelity Management & Research (Far East) Inc., dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(o) of Post-Effective Amendment No. 38.

            (p) Management Contract between Fidelity Advisor Growth Opportunities Fund and Fidelity Management & Research Company, dated February 28, 1998, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 43.

                                                       FIDELITY ADVISOR SERIES I


            (q) Management Contract between Fidelity Advisor Strategic Opportunities Fund and Fidelity Management & Research Company, dated February 28, 1998, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No.
                  43.

            (r) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, and Fidelity Management & Research (U.K.) Inc., dated February 28, 1998, is incorporated herein by reference to
                  Exhibit 5(r) of Post-Effective Amendment No. 43.

            (s) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Strategic Opportunities Fund, and Fidelity Management & Research (U.K.) Inc., dated February 28, 1998, is incorporated herein by reference to
                  Exhibit 5(s) of Post-Effective Amendment No. 43.

            (t) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, and Fidelity Management & Research (Far East) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 43.

            (u) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Strategic Opportunities Fund, and Fidelity Management & Research (Far East) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 43.

            (v) Form of Management Contract between Fidelity Advisor Small Cap Fund and Fidelity Management & Research Company is filed herein as Exhibit 5(v).

            (w) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, and Fidelity Management & Research (U.K.) Inc. is filed herein as Exhibit 5(w).

            (x) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, and Fidelity Management & Research (Far East) Inc. is filed herein as Exhibit 5(x).

     (6)    (a)   General Distribution Agreement between Fidelity Advisor Equity
                  Portfolio  Growth  (currently known as Fidelity Advisor Equity
                  Growth  Fund) and  Fidelity  Distributors  Corporation,  dated
                  April 1, 1987, is incorporated  herein by reference to Exhibit
                  6(a) of Post-Effective Amendment No. 29.

            (b) Amendment to the General Distribution Agreement for Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), dated January 1, 1988, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 29.

            (c) General Distribution Agreement between Fidelity Advisor Mid Cap Fund and Fidelity Distributors Corporation, dated January 18, 1996, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 32.

            (d) General Distribution Agreement between Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation, dated January 18, 1996, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 32.

            (e) Amendments to the General Distribution Agreement between Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation,

                                                       FIDELITY ADVISOR SERIES I


                  dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

            (f) General Distribution Agreement between Fidelity Advisor Growth & Income Fund and Fidelity Distributors Corporation, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 6(h) of Post-Effective Amendment No. 38.

            (g) General Distribution Agreement between Fidelity Advisor TechnoQuant Growth Fund and Fidelity Distributors Corporation, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 6(i) of Post-Effective Amendment No. 38.

            (h) General Distribution Agreement between Fidelity Advisor Growth Opportunities Fund and Fidelity Distributors Corporation, dated February 28, 1998, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 43.

            (i) General Distribution Agreement between Fidelity Advisor Strategic Opportunities Fund and Fidelity Distributors Corporation, dated February 28, 1998, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment
                  No. 43.

            (j)   Form  of  General  Distribution   Agreement  between  Fidelity
                  Advisor Small Cap Fund and Fidelity Distributors Corporation is filed herein as Exhibit 6(j)

            (k)   Form of Bank Agency  Agreement (most recently revised January,
                  1997) is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 43.

            (l) Form of Selling Dealer Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 43.

            (m) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 43.

     (7)    (a)   Retirement Plan for Non-Interested Person Trustees,  Directors
                  or General Partners, as amended on November 16, 1995 , is incorporated herein by reference to Exhibit 7(a) of Fidelity
                  Select Portfolio's (File No. 2-69972) Post-Effective Amendment
                  No. 54.

            (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

     (8)    (a)   Custodian  Agreement  and  Appendix  C, dated  August 1, 1994, between The Chase Manhattan  Bank,  N.A. and Fidelity  Advisor
                  Series I on behalf of Fidelity Advisor Equity Growth Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity
                  Investment Trust's  Post-Effective  Amendment No. 59 (File No.
                  2-90649).

            (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).

            (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).

                                                       FIDELITY ADVISOR SERIES I


            (d) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Advisor Large Cap Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No.
                  56 (File No. 2-52322).

            (e) Appendix A, dated October 16, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Advisor Large Cap Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Contrafund's Post-Effective Amendment No.
                  50 (File No. 2-25235).

            (f) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Advisor Large Cap Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Contrafund's Post-Effective Amendment No.
                  50 (File No. 2-25235).

            (g) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolio's (File No. 2-74808) Post-Effective Amendment No. 31.

            (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (i) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios'(File No. 2-74808) Post-Effective Amendment No. 31.

            (k) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (l) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

                                                       FIDELITY ADVISOR SERIES I


            (m) Forms of Custodian Agreement, Appendix B, and Appendix C between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund and Fidelity Advisor Growth & Income Fund are incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 43.

            (n) Forms of Custodian Agreement, Appendix B, and Appendix C between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Strategic Opportunities Fund and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 43.

            (o) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 43.

            (p) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 43.

            (q) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(q) of Post-Effective Amendment No. 43.

     (9)          Not applicable.

     (10) Opinion and Consent of Counsel to be filed by subsequent amendment.

     (11)         Not applicable.

     (12)         Not applicable.

     (13)         Not applicable.

     (14)   (a)   Fidelity Individual Retirement Account Custodial Agreement and
                  Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street
                  Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to
                  Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to

                                                       FIDELITY ADVISOR SERIES I


                  Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to
                  Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to
                  Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.

            (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.

            (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and
                  Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

                                                       FIDELITY ADVISOR SERIES I


            (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (q) Fidelity SIMPLE-IRA Plan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

     (15)   (a)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor Equity Growth Fund:  Class T is incorporated
                  herein  by  reference  to  Exhibit  15(a)  of   Post-Effective
                  Amendment No. 41.

            (b)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Equity Growth Fund (formerly known as Fidelity Advisor Equity Portfolio Growth): Institutional Class is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 38.

            (c)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Mid Cap Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 38.

            (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class B is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 38.

            (e)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor  Mid  Cap  Fund:   Institutional   Class  is
                  incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 38.

            (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 38.

            (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class B is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 38

            (h)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor  Large  Cap  Fund:  Institutional  Class  is
                  incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 38.

            (i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 34.

            (j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class A is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 34.

            (k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class A is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 34.

            (l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class B is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 36.

                                                       FIDELITY ADVISOR SERIES I


            (m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class A is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 36.

            (n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class T is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 36.

            (o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class B is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 36.

            (p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Institutional Class is incorporated herein by reference to Exhibit 15(p) of Post-Effective Amendment No. 38.

            (q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class A is
                  incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 36.

            (r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class T is
                  incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 36.

            (s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class B is
                  incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 36.

            (t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Institutional Class is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 38.

            (u) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class C is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 41.

            (v) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class C is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 41.

            (w) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class C is incorporated herein by reference to Exhibit 15(w) of Post-Effective Amendment No. 41.

            (x) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class C is
                  incorporated herein by reference to Exhibit 15(x) of Post-Effective Amendment No. 41.

            (y) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class C is incorporated herein by reference to Exhibit 15(y) of Post-Effective Amendment No. 41.

            (z)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor  Growth   Opportunities  Fund:  Class  A  is
                  incorporated herein by reference to Exhibit 15(z) of Post-Effective Amendment No. 43.

                                                       FIDELITY ADVISOR SERIES I


            (aa)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Growth Opportunities Fund: Class T is incorporated herein by reference to Exhibit 15(aa) of Post-Effective Amendment No. 43.

            (bb)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Growth Opportunities Fund: Class B is incorporated herein by reference to Exhibit 15(bb) of Post-Effective Amendment No. 43.

            (cc)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Growth Opportunities Fund: Class C is incorporated herein by reference to Exhibit 15(cc) of Post-Effective Amendment No. 43.

            (dd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit 15(dd) of Post-Effective Amendment No. 43.

            (ee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class A is incorporated herein by reference to Exhibit 15(ee) of Post-Effective Amendment No. 43.

            (ff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class T is incorporated herein by reference to Exhibit 15(ff) of Post-Effective Amendment No. 43.

            (gg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class B is incorporated herein by reference to Exhibit 15(gg) of Post-Effective Amendment No. 43.

            (hh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit 15(hh) of Post-Effective Amendment No. 43.

            (ii) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class A is filed herein as Exhibit 15(ii).

            (jj) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class T is filed herein as Exhibit 15(jj).

            (kk) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class B is filed herein as Exhibit 15(kk).

            (ll) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class C is filed herein as Exhibit 15(ll).

            (mm) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Institutional Class is filed herein as Exhibit 15(mm).

     (16)   (a)   Schedule  for  computation  of  cumulative  total  returns and average annual returns is incorporated herein by reference to 16(a) of Post-Effective Amendment No. 29.

            (b) Schedule for computation of adjusted net asset value and moving averages calculations incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment
                  No. 29.

     (17)         Not applicable.

                                                       FIDELITY ADVISOR SERIES I


     (18)   (a)   Multiple  Class of Shares Plan  pursuant to Rule 18f-3,  dated
                  March 19, 1998 on behalf of  Fidelity  Advisor  Equity  Growth
                  Fund,  Fidelity  Advisor  Large  Cap Fund,  Fidelity  Advisory
                  Growth & Income  Fund,  Fidelity  Advisor  TechnoQuant  Growth
                  Fund,  Fidelity  Advisor  Mid Cap  Fund and  Fidelity  Advisor
                  Strategic Opportunities Fund is filed herein as Exhibit 18(a).

            (b) Form of Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Small Cap Fund, dated March 19, 1998, is filed herein as Exhibit 18(b).

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
           -------------------------------------------------------------

      The Board of Trustees of the Registrant is the same as the board of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.

Item 26.   NUMBER OF HOLDERS OF SECURITIES
           -------------------------------

           Title of Class:  Shares of Beneficial Interest as of April 30, 1998


                                                                NUMBER OF RECORD
                      NAME OF SERIES                                 HOLDERS
                      --------------                            ----------------

      Fidelity Advisor Equity Growth Fund:  Class A                      5,037
      Fidelity Advisor Equity Growth Fund:  Class T                    211,100
      Fidelity Advisor Equity Growth Fund:  Class B                     13,114
      Fidelity Advisor Equity Growth Fund:  Class C                      1,169
      Fidelity Advisor Equity Growth Fund:  Institutional Class          7,213
      Fidelity Advisor Mid Cap Fund:  Class A                            1,084
      Fidelity Advisor Mid Cap Fund:  Class T                           36,668
      Fidelity Advisor Mid Cap Fund:  Class B                            8,149
      Fidelity Advisor Mid Cap Fund:  Class C                              529
      Fidelity Advisor Mid Cap Fund:  Institutional Class                  670
      Fidelity Advisor Large Cap Fund:  Class A                            408
      Fidelity Advisor Large Cap Fund:  Class T                          5,028
      Fidelity Advisor Large Cap Fund:  Class B                          2,875
      Fidelity Advisor Large Cap Fund:  Class C                            104
      Fidelity Advisor Large Cap Fund:  Institutional Class                 91
      Fidelity Advisor Growth & Income Fund: Class A                     1,356
      Fidelity Advisor Growth & Income Fund: Class T                    15,731
      Fidelity Advisor Growth & Income Fund: Class B                     4,712
      Fidelity Advisor Growth & Income Fund: Class C                       896
      Fidelity Advisor Growth & Income Fund: Institutional Class           848
      Fidelity Advisor TechnoQuant Growth Fund: Class A                    446
      Fidelity Advisor TechnoQuant Growth Fund: Class T                  2,856
      Fidelity Advisor TechnoQuant Growth Fund: Class B                  1,146
      Fidelity Advisor TechnoQuant Growth Fund: Class C                     59
      Fidelity Advisor TechnoQuant Growth Fund: Institutional Class         19
      Fidelity Advisor Strategic Opportunities Fund:  Initial Class        955
      Fidelity Advisor Strategic Opportunities Fund:  Class A              656
      Fidelity Advisor Strategic Opportunities Fund:  Class T           62,055
      Fidelity Advisor Strategic Opportunities Fund:  Class B           18,457
      Fidelity Advisor Strategic Opportunities Fund:  Institutional
                                                      Class                458

                                                       FIDELITY ADVISOR SERIES I


                                                                NUMBER OF RECORD
                      NAME OF SERIES                                 HOLDERS
                      --------------                            ----------------

      Fidelity Advisor Growth Opportunities Fund: Class A               21,370
      Fidelity Advisor Growth Opportunities Fund: Class T              762,393
      Fidelity Advisor Growth Opportunities Fund: Class B               69,102
      Fidelity Advisor Growth Opportunities Fund: Class C                7,872
      Fidelity Advisor Growth Opportunities Fund: Institutional
                                                  Class                  3,402
      Fidelity Advisor Small Cap Fund:  Class A                              0
      Fidelity Advisor Small Cap Fund:  Class T                              0
      Fidelity Advisor Small Cap Fund:  Class B                              0
      Fidelity Advisor Small Cap Fund:  Class C                              0
      Fidelity Advisor Small Cap Fund:  Institutional Class                  0


Item 27.   INDEMNIFICATION
           ---------------

      Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

      Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.

      Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

      (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or

      (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed

                                                       FIDELITY ADVISOR SERIES I


by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

      Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

      (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

      (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
           ----------------------------------------------------

     (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

     FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

     Edward C. Johnson 3d          Chairman  of the Board and  Director of
                                   FMR;   President  and  Chief  Executive
                                   Officer of FMR Corp.;  Chairman  of the
                                   Board and Director of FMR Corp.,  FIMM,
                                   FMR U.K., and FMR FAR EAST; Chairman of
                                   the   Executive   Committee   of   FMR;
                                   Director of Fidelity  Investments Japan
                                   Limited; President and Trustee of funds
                                   advised by FMR.

     Robert C. Pozen               President  and Director of FMR;  Senior
                                   Vice  President  and  Trustee  of funds
                                   advised by FMR;  President and Director
                                   of FIMM,  FMR  U.K.,  and FMR FAR EAST;
                                   Previously,  General Counsel,  Managing
                                   Director,  and Senior Vice President of
                                   FMR Corp.

     Peter S. Lynch                Vice Chairman of the Board and Director
                                   of FMR.

     Marta Amieva                  Vice President of FMR.

     John H. Carlson               Vice  President  of FMR  and  of  funds
                                   advised by FMR.

     Dwight D. Churchill           Senior Vice  President  of FMR and Vice
                                   President of Bond Funds advised by FMR;
                                   Vice President of FIMM.

     Brian Clancy                  Vice  President of FMR and Treasurer of
                                   FMR, FIMM, FMR U.K., and FMR FAR EAST.

                                                       FIDELITY ADVISOR SERIES I



     Barry Coffman                 Vice President of FMR.

     Arieh Coll                    Vice President of FMR.

     Stephen G. Manning            Assistant  Treasurer of FMR,  FIMM, FMR
                                   U.K.,  FMR FAR EAST;  Treasurer  of FMR
                                   Corp.

     William Danoff                Senior Vice  President  of FMR and Vice
                                   President of a fund advised by FMR.

     Scott E. DeSano               Vice President of FMR.

     Penelope Dobkin               Vice  President  of  FMR  and of a fund
                                   advised by FMR.

     Walter C. Donovan             Vice President of FMR.

     Bettina Doulton               Vice  President  of FMR  and  of  funds
                                   advised by FMR.

     Margaret L. Eagle             Vice  President  of FMR  and  of  funds
                                   advised by FMR.

     William R. Ebsworth           Vice President of FMR.

     Richard B. Fentin             Senior Vice  President  of FMR and Vice
                                   President of a fund advised by FMR.

     Gregory Fraser                Vice  President  of  FMR  and of a fund
                                   advised by FMR.

     Jay Freedman                  Assistant  Clerk  of FMR;  Clerk of FMR
                                   Corp.,  FMR  U.K.,  and FMR  FAR  EAST;
                                   Secretary of FIMM.

     Robert Gervis                 Vice President of FMR.

     David L. Glancy               Vice  President  of  FMR  and of a fund
                                   advised by FMR.

     Kevin E. Grant                Vice  President  of FMR  and  of  funds
                                   advised by FMR.

     Barry A. Greenfield           Vice  President  of  FMR  and of a fund
                                   advised by FMR.

     Boyce I. Greer                Senior Vice  President  of FMR and Vice
                                   President of Money Market Funds advised
                                   by FMR.

     Bart A.  Grenier              Vice  President  of  High-Income  Funds
                                   advised by FMR Vice President of FMR.

     Robert Haber                  Vice President of FMR.

     Richard C.  Habermann         Senior  Vice  President  of  FMR;  Vice
                                   President of funds advised by FMR.

     Richard Hazelwood             Vice President of FMR.

     Fred L. Henning Jr.           Senior Vice  President  of FMR and Vice
                                   President of Fixed-Income funds advised
                                   by FMR.

                                                       FIDELITY ADVISOR SERIES I


     Bruce T. Herring              Vice President of FMR.

     John R. Hickling              Vice  President  of  FMR  and  of a fund
                                   advised by FMR.

     Robert F. Hill                Vice President of FMR;  Director of Technical
                                   Research.

     Curt Hollingsworth            Vice President of FMR and of funds advised by
                                   FMR.

     Abigail P. Johnson            Senior  Vice   President   of  FMR  and  Vice
                                   President of funds advised by FMR; Director of FMR Corp.; Associate Director and Senior
                                   Vice President of Equity funds advised by FMR.

     David B. Jones                Vice President of FMR.

     Steven Kaye                   Vice  President  of FMR and of a fund advised
                                   by FMR.

     Francis V. Knox               Vice President of FMR;  Compliance Officer of
                                   FMR U.K.

     Robert A. Lawrence            Senior  Vice   President   of  FMR  and  Vice
                                   President of Fidelity Real Estate High Income
                                   and Fidelity Real Estate High income II funds
                                   advised by FMR; Associate Director and Senior
                                   Vice  President  of Equity  funds  advised by
                                   FMR;  Previously,   Vice  President  of  High
                                   Income funds advised by FMR.

     Harris Leviton                Vice  President  of FMR and of a fund advised
                                   by FMR.

     Bradford E. Lewis             Vice President of FMR and of funds advised by
                                   FMR.

     Richard R. Mace Jr.           Vice President of FMR and of funds advised by
                                   FMR.

     Charles A. Mangum             Vice  President  of FMR and of a fund advised
                                   by FMR.

     Kevin McCarey                 Vice  President  of FMR and of a fund advised
                                   by FMR.

     Diane M. McLaughlin           Vice President of FMR.

     Neal P. Miller                Vice President of FMR.

     David L. Murphy               Vice President of FMR and of funds advised by
                                   FMR.

     Scott A. Orr                  Vice President of FMR and of funds advised by
                                   FMR.

     Jacques Perold                Vice President of FMR.

     Anne Punzak                   Vice President of FMR.

     Kevin A. Richardson           Vice President of FMR.

     Eric D. Roiter                Senior Vice President and General
                                   Counsel of FMR and Secretary of funds
                                   advised by FMR.

                                                       FIDELITY ADVISOR SERIES I



     Mark S. Rzepczynski           Vice President of FMR.

     Lee H. Sandwen                Vice President of FMR.

     Patricia A. Satterthwaite     Vice President of FMR and of a fund
                                   advised by FMR.

     Fergus Shiel                  Vice President of FMR.

     Richard A. Silver             Vice President of FMR.

     Carol A. Smith-Fachetti       Vice President of FMR.

     Steven J. Snider              Vice President of FMR.

     Thomas T. Soviero             Vice President of FMR and of a fund
                                   advised by FMR.

     Richard Spillane              Senior Vice President of FMR;
                                   Associate Director and Senior Vice
                                   President of Equity funds advised by
                                   FMR; Previously, Senior Vice
                                   President and Director of Operations
                                   and Compliance of FMR U.K.

     Thomas M. Sprague             Vice President of FMR and of funds
                                   advised by FMR.

     Robert E. Stansky             Senior  Vice   President   of  FMR  and  Vice
                                   President of a fund advised by FMR.

     Scott D. Stewart              Vice President of FMR.

     Cynthia L. Strauss            Vice President of FMR.

     Thomas Sweeney                Vice  President  of FMR and of a fund advised
                                   by FMR.

     Beth F. Terrana               Senior  Vice   President   of  FMR  and  Vice
                                   President of a fund advised by FMR.

     Yoko Tilley                   Vice President of FMR.

     Joel C. Tillinghast           Vice President of FMR and of a fund
                                   advised by FMR.

     Robert Tuckett                Vice President of FMR.

     Jennifer Uhrig                Vice President of FMR and of funds advised by
                                   FMR.

     George A. Vanderheiden        Senior  Vice   President   of  FMR  and  Vice
                                   President of funds advised by FMR; Director of FMR Corp.

     Steven S. Wymer               Vice President of FMR and of a fund
                                   advised by FMR.

                                                       FIDELITY ADVISOR SERIES I


     (2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
          25 Lovat Lane, London, EC3R 8LL, England
     FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

     Edward C. Johnson 3d       Chairman of the Board and Director of
                                FMR U.K., FMR, FMR Corp., FIMM, and
                                FMR FAR EAST; President and Chief
                                Executive Officer of FMR Corp.;
                                Chairman of the Executive Committee
                                of FMR; Director of Fidelity
                                Investments Japan Limited; President
                                and Trustee of funds advised by FMR.

     Robert C. Pozen            President and Director of FMR; Senior
                                Vice President and Trustee of funds
                                advised by FMR; President and
                                Director of FIMM, FMR U.K., and FMR
                                FAR EAST; Previously, General
                                Counsel, Managing Director, and
                                Senior Vice President of FMR Corp.

     Brian Clancy               Treasurer  of FMR U.K.,  FMR FAR EAST,  FMR, and
                                FIMM and Vice President of FMR.

     Stephen G. Manning         Assistant  Treasurer  of FMR U.K.,  FMR, FMR FAR
                                EAST, and FIMM; Treasurer of FMR Corp.

     Francis V. Knox            Compliance Officer of FMR U.K.; Previously, Vice
                                President of FMR.

     Jay Freedman               Clerk of FMR U.K.,  FMR FAR EAST, and FMR Corp.;
                                Assistant Clerk of FMR; Secretary of FIMM.

     Sarah H. Zenoble           Senior Vice President and Director of
                                Operations and Compliance.

     (3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

     FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.


     Edward C. Johnson 3d       Chairman  of the Board and  Director of FMR
                                FAR EAST,  FMR,  FMR Corp.,  FIMM,  and FMR
                                U.K.;  Chairman of the Executive  Committee
                                of  FMR;   President  and  Chief  Executive
                                Officer of FMR Corp.;  Director of Fidelity
                                Investments  Japan  Limited;  President and
                                Trustee of funds advised by FMR.

                                                       FIDELITY ADVISOR SERIES I


     Robert C. Pozen            President and Director of FMR;  Senior Vice
                                President and Trustee of funds advised by FMR; President and Director of FIMM, FMR
                                U.K., and FMR FAR EAST; Previously, General
                                Counsel, Managing Director, and Senior Vice
                                President of FMR Corp.

     Robert H. Auld             Senior Vice President of FMR FAR EAST.

     Brian Clancy               Treasurer of FMR FAR EAST,  FMR U.K.,  FMR,
                                and FIMM and Vice President of FMR.

     Jay Freedman               Clerk of FMR FAR EAST,  FMR  U.K.,  and FMR
                                Corp.; Assistant Clerk of FMR; Secretary of
                                FIMM.

     Stephen G. Manning         Assistant  Treasurer of FMR FAR EAST,  FMR,
                                FMR U.K., and FIMM; Treasurer of FMR Corp.

     Billy Wilder               Vice  President of FMR FAR EAST;  President
                                and  Representative  Director  of  Fidelity
                                Investments Japan Limited.

Item 29.   PRINCIPAL UNDERWRITERS
           ----------------------

     (a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.


     (b)
     Name and Principal        Positions and Offices     Positions and Offices
     Business Address*         With Underwriter          With Registrant
     ------------------        ---------------------     ---------------------

     Edward C. Johnson 3d      Director                  Trustee and President
     Michael Mlinac            Director                  None
     James Curvey              Director                  None
     Martha B. Willis          President                 None
     Eric D. Roiter            Senior Vice President     Secretary
     Caron Ketchum             Treasurer and Controller  None
     Gary Greenstein           Assistant Treasurer       None
     Jay Freedman              Assistant Clerk           None
     Linda Holland             Compliance Officer        None

*    82 Devonshire Street, Boston, MA

     (c)  Not applicable.

Item 30.   LOCATION OF ACCOUNTS AND RECORDS
           --------------------------------

     All  accounts,  books,  and other  documents  required to be  maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y., Brown Brothers Harriman & Co., 40 Water Street, Boston, MA or State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA.

                                                       FIDELITY ADVISOR SERIES I


Item 31.   MANAGEMENT SERVICES
           -------------------

           Not applicable.

Item 32.   UNDERTAKINGS
           ------------

      (a) The Registrant undertakes for Fidelity Advisor Small Cap Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

       (b) The Registrant, on behalf of Fidelity Advisor Small Cap Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of May, 1998.



                                    Fidelity Advisor Series I


                                    By /s/Edward C. Johnson 3d +
                                       ----------------------------------
                                         Edward C. Johnson 3d, President

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




     (Signature)                       (title)                      (Date)
     -----------                       -------                      ------


/s/Edward C. Johnson 3d  +             President and Trustee     May 22, 1998
--------------------------             (Principal Executive
Edward C. Johnson 3d                   Officer)

/s/Richard A. Silver                   Treasurer                 May 22, 1998
--------------------------
Richard A. Silver

/s/Robert C. Pozen                     Trustee                   May 22, 1998
--------------------------
Robert C. Pozen

/s/Ralph F. Cox          *             Trustee                   May 22, 1998
--------------------------
Ralph F. Cox

/s/Phyllis Burke Davis   *             Trustee                   May 22, 1998
--------------------------
Phyllis Burke Davis

/s/Robert M. Gates      **             Trustee                   May 22, 1998
--------------------------
Robert M. Gates

/s/E. Bradley Jones      *             Trustee                   May 22, 1998
--------------------------
E. Bradley Jones

/s/Donald J. Kirk        *             Trustee                   May 22, 1998
--------------------------
Donald J. Kirk

/s/Peter S. Lynch        *             Trustee                   May 22, 1998
--------------------------
Peter S. Lynch

/s/Marvin L. Mann         *            Trustee                   May 22, 1998
--------------------------
Marvin L. Mann

/s/William O. Mccoy       *            Trustee                   May 22, 1998
---------------------------
William O. McCoy

/s/Gerald C. Mcdonough   *             Trustee                   May 22, 1998
--------------------------
Gerald C. McDonough

/s/Thomas R. Williams    *             Trustee                   May 22, 1998
--------------------------
Thomas R. Williams


+ Signature affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker  pursuant to a power of attorney  dated
   March 6, 1997 and filed herewith.

                                POWER OF ATTORNEY
                                -----------------

     I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust               Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund                Fidelity Hastings Street Trust
Fidelity Advisor Series I                    Fidelity Hereford Street Trust
Fidelity Advisor Series II                   Fidelity Income Fund
Fidelity Advisor Series III                  Fidelity Institutional Cash
                                                Portfolios
Fidelity Advisor Series IV                   Fidelity Institutional Tax-Exempt
                                                Cash Portfolios
Fidelity Advisor Series V                    Fidelity Institutional Trust
Fidelity Advisor Series VI                   Fidelity Investment Trust
Fidelity Advisor Series VII                  Fidelity Magellan Fund
Fidelity Advisor Series VIII                 Fidelity Massachusetts Municipal
                                                Trust
Fidelity Beacon Street Trust                 Fidelity Money Market Trust
Fidelity Boston Street Trust                 Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust          Fidelity Municipal Trust
Fidelity California Municipal Trust II       Fidelity Municipal Trust II
Fidelity Capital Trust                       Fidelity New York Municipal Trust
Fidelity Charles Street Trust                Fidelity New York Municipal
                                                Trust II
Fidelity Commonwealth Trust                  Fidelity Phillips Street Trust
Fidelity Congress Street Fund                Fidelity Puritan Trust
Fidelity Contrafund                          Fidelity Revere Street Trust
Fidelity Corporate Trust                     Fidelity School Street Trust
Fidelity Court Street Trust                  Fidelity Securities Fund
Fidelity Court Street Trust II               Fidelity Select Portfolios
Fidelity Covington Trust                     Fidelity Sterling Performance
                                                Portfolio, L.P.
Fidelity Daily Money Fund                    Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund               Fidelity Trend Fund
Fidelity Destiny Portfolios                  Fidelity U.S. Investments-Bond
                                                Fund, L.P.
Fidelity Deutsche Mark Performance           Fidelity U.S. Investments-
   Portfolio, L.P.                              Government Securities Fund, L.P.
Fidelity Devonshire Trust                    Fidelity Union Street Trust
Fidelity Exchange Fund                       Fidelity Union Street Trust II
Fidelity Financial Trust                     Fidelity Yen Performance
                                                Portfolio, L.P.
Fidelity Fixed-Income Trust                  Variable Insurance Products Fund
                                             Variable Insurance Products Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

     WITNESS my hand on the date set forth below.

/s/ Robert M. Gates                               March 6, 1997
----------------------------
Robert M. Gates

                                POWER OF ATTORNEY
                                -----------------

     We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt
                                           Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal           Fidelity Municipal Trust II
  Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance
                                           Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond
                                           Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government
  Portfolio, L.P.                          Securities Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

     WITNESS our hands on this nineteenth day of December, 1996.


/s/ Edward C. Johnson 3d                /s/ Peter S. Lynch
------------------------------          ------------------------------
Edward C. Johnson 3d                    Peter S. Lynch



/s/ J. Gary Burkhead                    /s/ William O. Mccoy
------------------------------          ------------------------------
J. Gary Burkhead                        William O. McCoy


/s/ Ralph F. Cox                        /s/ Gerald C. McDonough
------------------------------          ------------------------------
Ralph F. Cox                            Gerald C. McDonough


/s/ Phyllis Burke Davis                 /s/ Marvin L. Mann
------------------------------          ------------------------------
Phyllis Burke Davis                     Marvin L. Mann


/s/ E. Bradley Jones                    /s/ Thomas R. Williams
------------------------------          ------------------------------
E. Bradley Jones                        Thomas R. Williams


/s/ Donald J. Kirk
------------------------------
Donald J. Kirk

                                POWER OF ATTORNEY
                                -----------------


     I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

                                             Fidelity Hereford Street Trust
Fidelity Aberdeen Street Trust               Fidelity Income Fund
Fidelity Advisor Series I                    Fidelity Institutional Cash
                                                Portfolios
Fidelity Advisor Series II                   Fidelity Institutional Tax-Exempt
                                                Cash Portfolios
Fidelity Advisor Series III                  Fidelity Investment Trust
Fidelity Advisor Series IV                   Fidelity Magellan Fund
Fidelity Advisor Series V                    Fidelity Massachusetts Municipal
                                                Trust
Fidelity Advisor Series VI                   Fidelity Money Market Trust
Fidelity Advisor Series VII                  Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VIII                 Fidelity Municipal Trust
Fidelity Beacon Street Trust                 Fidelity Municipal Trust II
Fidelity Boston Street Trust                 Fidelity New York Municipal Trust
Fidelity California Municipal Trust          Fidelity New York Municipal
                                                Trust II
Fidelity California Municipal Trust II       Fidelity Phillips Street Trust
Fidelity Capital Trust                       Fidelity Puritan Trust
Fidelity Charles Street Trust                Fidelity Revere Street Trust
Fidelity Commonwealth Trust                  Fidelity School Street Trust
Fidelity Concord Street Trust                Fidelity Securities Fund
Fidelity Congress Street Fund                Fidelity Select Portfolios
Fidelity Contrafund                          Fidelity Sterling Performance
                                                Portfolio, L.P.
Fidelity Corporate Trust                     Fidelity Summer Street Trust
Fidelity Court Street Trust                  Fidelity Trend Fund
Fidelity Court Street Trust II               Fidelity U.S. Investments-Bond
                                                Fund, L.P.
Fidelity Covington Trust                     Fidelity U.S. Investments-
                                                Government Securities Fund, L.P.
Fidelity Daily Money Fund                    Fidelity Union Street Trust
Fidelity Destiny Portfolios                  Fidelity Union Street Trust II
Fidelity Deutsche Mark Performance           Fidelity Yen Performance
  Portfolio, L.P.                               Portfolio, L.P.
Fidelity Devonshire Trust                    Newbury Street Trust
Fidelity Exchange Fund                       Variable Insurance Products Fund
Fidelity Financial Trust                     Variable Insurance Products Fund II
Fidelity Fixed-Income Trust                  Variable Insurance Products
                                                Fund III
Fidelity Government Securities Fund
Fidelity Hastings Street Trust

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

     WITNESS my hand on the date set forth below.



/s/Edward C. Johnson 3d                    July 17, 1997
------------------------
Edward C. Johnson 3d

                               INDEX OF EXHIBITS
                               -----------------

   (a)      Not applicable

   (b)      Exhibits:

      (1)   (a)   Amended and Restated  Declaration of Trust,  dated October 26,
                  1984, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 31.

            (b) Supplement to the Declaration of Trust, dated February 10, 1987, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 31.

            (c) Supplement to the Declaration of Trust, dated November 26, 1990, is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 31.

            (d) Supplement to the Declaration of Trust, dated December 20, 1991, is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 31.

            (e)   Amendment to the  Declaration of Trust,  dated May 3, 1993, is
                  incorporated   herein  by   reference   to  Exhibit   1(f)  of
                  Post-Effective Amendment No. 31.

            (f) Supplement to the Declaration of Trust, dated August 25, 1997, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 41.

      (2)         By-Laws of the Trust are  incorporated  herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 41.

      (3)         Not applicable.

      (4)         Not applicable.

      (5)  (a)    Management  Contract  between  Fidelity  Advisor Equity Growth
                  Fund  and  Fidelity  Management  &  Research  Company,  dated,
                  September  1, 1997,  is  incorporated  herein by  reference to
                  Exhibit 5(a) of Post-Effective Amendment No. 41.

            (b) Management Contract between Fidelity Advisor Mid Cap Fund and Fidelity Management & Research Company, dated January 18, 1996, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 32.

            (c) Management Contract between Fidelity Advisor Large Cap Fund and Fidelity Management & Research Company dated, January 18, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 32.

            (d) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated September 1, 1997, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 41.

            (e) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, and Fidelity Management & Research (Far East) Inc., dated September 1, 1997, is incorporated herein by reference to
                  Exhibit 5(e) of Post-Effective Amendment No. 41.

                                                       FIDELITY ADVISOR SERIES I


            (f) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 32.

            (g) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, and Fidelity Management & Research (Far East) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 32.

            (h) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 32.

            (i) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, and Fidelity Management & Research (Far East) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 32.

            (j) Management Contract between Fidelity Advisor Growth & Income Fund and Fidelity Management & Research Company, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(j) of Post-Effective Amendment No. 38.

            (k) Management Contract between Fidelity Advisor TechnoQuant Growth Fund and Fidelity Management & Research Company, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(k) of Post-Effective Amendment No. 38.

            (l) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, and Fidelity Management & Research (U.K.) Inc., dated December 1, 1996, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 38.

            (m) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, and Fidelity Management & Research (Far East) Inc., dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(m) of Post-Effective Amendment No. 38.

            (n) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(n) of Post-Effective Amendment No. 38.

            (o) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund, and Fidelity Management & Research (Far East) Inc., dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 5(o) of Post-Effective Amendment No. 38.

            (p) Management Contract between Fidelity Advisor Growth Opportunities Fund and Fidelity Management & Research Company, dated February 28, 1998, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 43.

                                                       FIDELITY ADVISOR SERIES I


            (q) Management Contract between Fidelity Advisor Strategic Opportunities Fund and Fidelity Management & Research Company, dated February 28, 1998, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No.
                  43.

            (r) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, and Fidelity Management & Research (U.K.) Inc., dated February 28, 1998, is incorporated herein by reference to
                  Exhibit 5(r) of Post-Effective Amendment No. 43.

            (s) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Strategic Opportunities Fund, and Fidelity Management & Research (U.K.) Inc., dated February 28, 1998, is incorporated herein by reference to
                  Exhibit 5(s) of Post-Effective Amendment No. 43.

            (t) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, and Fidelity Management & Research (Far East) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 43.

            (u) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Strategic Opportunities Fund, and Fidelity Management & Research (Far East) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 43.

            (v) Form of Management Contract between Fidelity Advisor Small Cap Fund and Fidelity Management & Research Company is filed herein as Exhibit 5(v).

            (w) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, and Fidelity Management & Research (U.K.) Inc. is filed herein as Exhibit 5(w).

            (x) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, and Fidelity Management & Research (Far East) Inc. is filed herein as Exhibit 5(x).

     (6)    (a)   General Distribution Agreement between Fidelity Advisor Equity
                  Portfolio  Growth  (currently known as Fidelity Advisor Equity
                  Growth  Fund) and  Fidelity  Distributors  Corporation,  dated
                  April 1, 1987, is incorporated  herein by reference to Exhibit
                  6(a) of Post-Effective Amendment No. 29.

            (b) Amendment to the General Distribution Agreement for Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), dated January 1, 1988, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 29.

            (c) General Distribution Agreement between Fidelity Advisor Mid Cap Fund and Fidelity Distributors Corporation, dated January 18, 1996, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 32.

            (d) General Distribution Agreement between Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation, dated January 18, 1996, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 32.

            (e) Amendments to the General Distribution Agreement between Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation,

                                                       FIDELITY ADVISOR SERIES I


                  dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

            (f) General Distribution Agreement between Fidelity Advisor Growth & Income Fund and Fidelity Distributors Corporation, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 6(h) of Post-Effective Amendment No. 38.

            (g) General Distribution Agreement between Fidelity Advisor TechnoQuant Growth Fund and Fidelity Distributors Corporation, dated December 1, 1996, is incorporated herein by reference to
                  Exhibit 6(i) of Post-Effective Amendment No. 38.

            (h) General Distribution Agreement between Fidelity Advisor Growth Opportunities Fund and Fidelity Distributors Corporation, dated February 28, 1998, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 43.

            (i) General Distribution Agreement between Fidelity Advisor Strategic Opportunities Fund and Fidelity Distributors Corporation, dated February 28, 1998, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment
                  No. 43.

            (j)   Form  of  General  Distribution   Agreement  between  Fidelity
                  Advisor Small Cap Fund and Fidelity Distributors Corporation is filed herein as Exhibit 6(j)

            (k)   Form of Bank Agency  Agreement (most recently revised January,
                  1997) is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 43.

            (l) Form of Selling Dealer Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 43.

            (m) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 43.

     (7)    (a)   Retirement Plan for Non-Interested Person Trustees,  Directors
                  or General Partners, as amended on November 16, 1995 , is incorporated herein by reference to Exhibit 7(a) of Fidelity
                  Select Portfolio's (File No. 2-69972) Post-Effective Amendment
                  No. 54.

            (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

     (8) (a) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).

            (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).

            (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).

                                                       FIDELITY ADVISOR SERIES I


            (d) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Advisor Large Cap Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No.
                  56 (File No. 2-52322).

            (e) Appendix A, dated October 16, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Advisor Large Cap Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Contrafund's Post-Effective Amendment No.
                  50 (File No. 2-25235).

            (f) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Advisor Large Cap Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Contrafund's Post-Effective Amendment No.
                  50 (File No. 2-25235).

            (g) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolio's (File No. 2-74808) Post-Effective Amendment No. 31.

            (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (i) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios'(File No. 2-74808) Post-Effective Amendment No. 31.

            (k) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (l) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

                                                       FIDELITY ADVISOR SERIES I


            (m) Forms of Custodian Agreement, Appendix B, and Appendix C between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund and Fidelity Advisor Growth & Income Fund are incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 43.

            (n) Forms of Custodian Agreement, Appendix B, and Appendix C between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Strategic Opportunities Fund and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 43.

            (o) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 43.

            (p) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 43.

            (q) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Growth Opportunities Fund are incorporated herein by reference to Exhibit 8(q) of Post-Effective Amendment No. 43.

     (9)          Not applicable.

     (10) Opinion and Consent of Counsel to be filed by subsequent amendment.

     (11)         Not applicable.

     (12)         Not applicable.

     (13)         Not applicable.

     (14)   (a)   Fidelity Individual Retirement Account Custodial Agreement and
                  Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street
                  Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to
                  Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to

                                                       FIDELITY ADVISOR SERIES I


                  Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to
                  Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to
                  Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

            (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.

            (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.

            (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and
                  Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

                                                       FIDELITY ADVISOR SERIES I


            (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.

            (q) Fidelity SIMPLE-IRA Plan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

     (15)   (a)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor Equity Growth Fund:  Class T is incorporated
                  herein  by  reference  to  Exhibit  15(a)  of   Post-Effective
                  Amendment No. 41.

            (b)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Equity Growth Fund (formerly known as Fidelity Advisor Equity Portfolio Growth): Institutional Class is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 38.

            (c)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Mid Cap Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 38.

            (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class B is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 38.

            (e)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor  Mid  Cap  Fund:   Institutional   Class  is
                  incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 38.

            (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 38.

            (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class B is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 38

            (h)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor  Large  Cap  Fund:  Institutional  Class  is
                  incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 38.

            (i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 34.

            (j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class A is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 34.

            (k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class A is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 34.

            (l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class B is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 36.

                                                       FIDELITY ADVISOR SERIES I


            (m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class A is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 36.

            (n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class T is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 36.

            (o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class B is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 36.

            (p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Institutional Class is incorporated herein by reference to Exhibit 15(p) of Post-Effective Amendment No. 38.

            (q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class A is
                  incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 36.

            (r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class T is
                  incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 36.

            (s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class B is
                  incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 36.

            (t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Institutional Class is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 38.

            (u) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class C is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 41.

            (v) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class C is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 41.

            (w) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class C is incorporated herein by reference to Exhibit 15(w) of Post-Effective Amendment No. 41.

            (x) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund: Class C is
                  incorporated herein by reference to Exhibit 15(x) of Post-Effective Amendment No. 41.

            (y) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class C is incorporated herein by reference to Exhibit 15(y) of Post-Effective Amendment No. 41.

            (z)   Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity  Advisor  Growth   Opportunities  Fund:  Class  A  is
                  incorporated herein by reference to Exhibit 15(z) of Post-Effective Amendment No. 43.

                                                       FIDELITY ADVISOR SERIES I


            (aa)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Growth Opportunities Fund: Class T is incorporated herein by reference to Exhibit 15(aa) of Post-Effective Amendment No. 43.

            (bb)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Growth Opportunities Fund: Class B is incorporated herein by reference to Exhibit 15(bb) of Post-Effective Amendment No. 43.

            (cc)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Advisor Growth Opportunities Fund: Class C is incorporated herein by reference to Exhibit 15(cc) of Post-Effective Amendment No. 43.

            (dd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit 15(dd) of Post-Effective Amendment No. 43.

            (ee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class A is incorporated herein by reference to Exhibit 15(ee) of Post-Effective Amendment No. 43.

            (ff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class T is incorporated herein by reference to Exhibit 15(ff) of Post-Effective Amendment No. 43.

            (gg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class B is incorporated herein by reference to Exhibit 15(gg) of Post-Effective Amendment No. 43.

            (hh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit 15(hh) of Post-Effective Amendment No. 43.

            (ii) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class A is filed herein as Exhibit 15(ii).

            (jj) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class T is filed herein as Exhibit 15(jj).

            (kk) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class B is filed herein as Exhibit 15(kk).

            (ll) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class C is filed herein as Exhibit 15(ll).

            (mm) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Institutional Class is filed herein as Exhibit 15(mm).

     (16)   (a)   Schedule  for  computation  of  cumulative  total  returns and average annual returns is incorporated herein by reference to 16(a) of Post-Effective Amendment No. 29.

            (b) Schedule for computation of adjusted net asset value and moving averages calculations incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment
                  No. 29.

     (17)         Not applicable.

                                                       FIDELITY ADVISOR SERIES I


     (18)   (a)   Multiple  Class of Shares Plan  pursuant to Rule 18f-3,  dated
                  March 19, 1998 on behalf of  Fidelity  Advisor  Equity  Growth
                  Fund,  Fidelity  Advisor  Large  Cap Fund,  Fidelity  Advisory
                  Growth & Income  Fund,  Fidelity  Advisor  TechnoQuant  Growth
                  Fund,  Fidelity  Advisor  Mid Cap  Fund and  Fidelity  Advisor
                  Strategic Opportunities Fund is filed herein as Exhibit 18(a).

            (b) Form of Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Small Cap Fund, dated March 19, 1998, is filed herein as Exhibit 18(b).